AUL American Series Fund, Inc.
                               Semi-Annual Report
                                 June 30, 1999

This report and the financial statements contained herein are submitted for the general information of the Participants. The report is not be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc., AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

Directors and Officers of AUL American Series Fund, Inc.
James W. Murphy, Chairman of the Board and President
James P. Shanahan, Director
Dr. Ronald D. Anderson, Director
     Professor, Kelley School of Business
     Indiana University, Indianapolis, Indiana
Dr. Leslie Lenkowsky, Director
     Professor, Indiana University,
     Center of Philanthropy, Indianapolis, Indiana
R. Stephen Radcliffe, Director, Vice President and Treasurer
Richard A. Wacker, Secretary

A Message From The Chairman of the Board and President

The current economic expansion continues to surprise investors with its longevity. It has now endured for 100 months, making it the longest peacetime expansion in U.S. history. If the economy can remain on its current track for another six months, it will achieve the distinction of being the longest expansion of all time.

However, economic growth can represent a mixed blessing. The Federal Reserve has been keeping a close eye on domestic growth watching for signs of inflationary pressures. At its June 29-30 meeting, the Fed decided to take a pre-emptive step by raising the Federal Funds rate by 25 basis points, representing the first such increase since March 1997. The Fed is hoping that this modest move will eliminate the need for more drastic action at some later date.

Bond prices declined steadily during the first half of the year as market participants reacted to the surprisingly strong growth of the U.S. economy and the rekindling of expectations for a rebound in the global economy. The ten-year Treasury yield increased from 4.65% at the beginning of the year to over 5.75% at the end of June.

As we began 1999, stock market performance was driven by large growth and technology companies, the same as in 1998. But the increase in long-term interest rates stalled the upward momentum in the equity market. The stock market experienced a dramatic change in leadership in April as investors began focusing on industries that would benefit from stronger global growth. This rotation resulted in a remarkable rebound in economically sensitive and small capitalization companies.

Investment performance for the AUL American Series Fund, Inc. for the first half of 1999 was:

Equity Portfolio             10.9%    Tactical Asset Allocation Portfolio   4.0%
Money Market Portfolio        2.1%    Aggressive Investor Portfolio         6.4%
Bond Portfolio               -1.6%    Moderate Investor Portfolio           4.1%
Managed Portfolio             5.6%    Conservative Investor Portfolio       2.6%

As we enter the second half of 1999, the marketplace remains vulnerable to external surprises. The Federal Reserve will be closely watching the growth rate of the U.S. economy. Without some moderation, the Federal Reserve may feel forced to take additional action.

Y2K issues will also provide additional uncertainty as we near the end of 1999.

The performance numbers for the AUL American Series Fund, Inc. are net of investment advisory fees and other expenses paid by each portfolio but do not reflect specified contract charges and mortality and expense risk charges which may be incurred when investing in a variable annuity contract. Past performance is no guarantee of future results.

/s/ James W. Murphy
James W. Murphy
Chairman of the Board of Directors and President

Indianapolis,  Indiana
July 15, 1999

                         AUL American Series Fund, Inc.
                            STATEMENTS OF NET ASSETS
                                 June 30, 1999
                                  (unaudited)
                                                                  Portfolio

                                      Equity     Money Market        Bond         Managed   Tactical Asset


Assets:
  Investments at value            $ 100,317,201  $  98,747,184  $  52,136,269 $  76,838,283 $   6,527,088
   (cost: $80,811,509, $98,747,184,
   $53,292,567, $68,062,056,
   and $5,927,418, respectively)
  Capital stock sold                     48,984              -              -             -           191
  Receivable for investments sold       934,903        400,000              -       437,890             -
  Dividends and interest receivable     145,945        376,213        600,051       418,644        50,205
  Other assets                                -              -              -             -             -
  Deferred organization costs                 -              -              -             -         1,757

      Total assets                  101,447,033     99,523,397     52,736,320    77,694,817     6,579,241



Liabilities:
  Capital stock reacquired                    -        465,938         83,604        51,313             -
  Distribution payable                        -         11,739              -             -             -
  Payable for investments purchased     830,014              -      1,181,625       862,317             -
  Accrued investment advisory fees       45,781         37,047         23,931        35,345         4,712
  Accrued expenses                       35,942         24,821          8,800        19,393         1,505
  Organization costs payable                  -              -              -             -         1,610

      Total liabilities                 911,737        539,545      1,297,960        968368         7,827



Net Assets                        $ 100,535,296  $  98,983,852  $  51,438,360 $  76,726,449 $   6,571,414



Shares outstanding                    4,473,064     98,983,852      4,828,402     4,803,253       488,536



Net Asset Value per share         $       22.48  $        1.00  $       10.65 $       15.97 $       13.45

The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 1999
                                  (unaudited)
                                             LifeStyle Portfolios
                                    Aggressive     Moderate      Conservative
                                     Investor      Investor        Investor


Assets:
  Investments at value            $   7,538,545  $   7,623,540  $   6,512,423
   (cost: $7,050,544,
   $7,352,520, and
   $6,415,078, respectively)
  Capital stock sold                      2,350          1,440          1,166
  Receivable for investments sold       169,763        116,700         84,975
  Dividends and interest receivable      21,206         35,056         38,928
  Other assets                           15,668         10,941         16,019
  Deferred organization costs             5,866          5,866          5,866

      Total assets                    7,753,398      7,793,543      6,659,377



Liabilities:
  Capital stock reacquired                    -              -              -
  Distribution payable                        -              -              -
  Payable for investments purchased     251,210        152,735         73,088
  Accrued investment advisory fees       23,655         24,218         22,235
  Accrued expenses                            -              -              -
  Organization costs payable              5,925          5,925          5,925

      Total liabilities                 280,790        182,878        101,248



Net Assets                        $   7,472,608  $   7,610,665  $   6,558,129



Shares outstanding                      677,464        708,759        620,476



Net Asset Value per share         $       11.03  $       10.74  $       10.57

The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            STATEMENTS OF OPERATIONS
                     For the six months ended June 30, 1999
                                  (unaudited)
                                                                  Portfolio
                                      Equity     Money Market        Bond         Managed   Tactical Asset


Investment Income:
  Income:
   Dividends (net of foreign      $     856,893  $           -  $           - $     395,622 $      30,351
     taxes withheld of $7,225, $0,
     $0, $3,230, and $1,033,
     respectively)
   Interest                             141,431      2,224,380      1,566,698     1,007,442        82,257

                                        998,324      2,224,380      1,566,698     1,403,064       112,608



Expenses:
   Investment advisory fee              237,298        211,447        127,243       185,425        26,101
   Custodian and service agent fee       32,069         30,601         18,670        26,643         4,496
   Professional fees                      2,701          2,718          1,532         1,843           241
   Amortization of deferred
     organization costs                       -              -              -             -           798
   Director fees                          2,943          2,631          1,527         2,263            94
   Printing                              10,410          8,344          4,794         6,721             -
   Other                                  2,337          1,857            915         1,678            70

   Total expenses before                287,758        257,598        154,681       224,573        31,800
     reduction
   Expense reduction                          -              -              -             -          (152)

                                        287,758        257,598        154,681       224,573        31,648



      Net investment income             710,566      1,966,782      1,412,017     1,178,491        80,960



Gain (Loss) on Investments:
   Net realized gain                  9,851,919              -       (159,960)    4,450,261     (40,831)
   Net change in unrealized
     appreciation                      (582,828)             -     (2,100,116)   (1,505,834)   221,905

      Net gain (loss)                 9,269,091              -     (2,260,076)    2,944,427     181,074



Net Increase (Decrease) in
  Net Assets from Operations      $   9,979,657  $   1,966,782  $    (848,059)  $ 4,122,918   $ 262,034

The accompanying notes are an integral part of the financial statement.

                         AUL American Series Fund, Inc.
                      STATEMENTS OF OPERATIONS (continued)
                     For the six months ended June 30, 1999
                                  (unaudited)
                                                             LifeStyle Portfolios
                                                  Aggressive       Moderate    Conservative
                                                   Investor        Investor      Investor


Investment Income:
  Income:
   Dividends (net of foreign taxes
     withheld of $798, $756,
     and $355, respectively)                     $      37,867  $      30,137 $      18,157
   Interest                                             45,058         86,235       111,367

                                                        82,925        116,372       129,524


Expenses:
   Investment advisory fee                              23,920         24,710        22,179
   Custodian and service agent fee                      36,353         37,117        35,232
   Professional fees                                       159            163           150
   Amortization of deferred
     organization costs                                    775            775           775
   Director fees                                           140            142           132
   Printing                                                  -              -             -
   Other                                                    71             73            68

   Total expenses before                                61,418         62,980        58,536
     reduction
   Expense reduction                                   (30,423)       (27,680)      (29,948)

                                                        30,995         35,300        28,588


      Net investment income                             51,930         81,072       100,936


Gain (Loss) on Investments and
  Foreign Currency:
   Net realized gain on investments                    194,097        162,281       129,931
   Net realized loss on
     foreign currency transactions                        (121)          (121)          (56)
   Net change in unrealized
     appreciation on investments                       191,034         50,990       (63,461)
   Translation of assets and
     liabilities in foreign currencies                       -              -             -

      Net gain                                         385,010        213,150        66,414


Net Increase in
  Net Assets from Operations                     $     436,940  $     294,222 $     167,350

The accompanying notes are an integral part of the financial statement.

                         AUL American Series Fund, Inc.
                      STATEMENTS OF CHANGES IN NET ASSETS
                                                                      Portfolio
                                                       Equity                       Money Market

                                          Six months ended                Six months ended
                                            June 30, 1999    Year ended     June 30, 1999     Year ended
                                             (unaudited)    Dec. 31, 1998    (unaudited)     Dec. 31, 1998


Increase in Net Assets from Operations:
  Net investment income                    $      710,566  $    1,439,875  $    1,966,782  $   3,220,950
  Net realized gain (loss)                      9,851,919      10,566,405               -              -
  Net change in unrealized
   appreciation                                  (582,828)     (5,994,103)              -              -

   Increase (Decrease) in Net Assets
     from Operations                            9,979,657       6,012,177       1,966,782      3,220,950


Dividends and Distributions:
  From net investment income                            -      (1,440,136)     (1,966,782)    (3,220,950)
  From net realized gain                                -      (8,225,847)              -              -

   Decrease                                             -      (9,665,983)     (1,966,782)    (3,220,950)


Shareholder Transactions:
  Proceeds from shares sold                     9,347,663      29,215,767      97,035,110    145,189,479
  Reinvested distributions                              -       8,968,761       1,965,144      3,210,840
  Cost of shares redeemed                     (14,277,577)    (19,321,125)    (82,071,655)  (122,102,008)

   Increase (Decrease)                         (4,929,914)     18,863,403      16,928,599     26,298,311


Net increase                                    5,049,743      15,209,597      16,928,599     26,298,311
Net Assets at beginning of year                95,485,553      80,275,956      82,055,253     55,756,942

Net Assets at end of year                  $  100,535,296  $   95,485,553  $   98,983,852  $  82,055,253



Shares sold                                       445,645       1,345,932      97,035,110    145,189,479
Reinvested distributions                                -         447,614       1,965,144      3,210,840
Shares redeemed                                  (682,712)       (899,821)    (82,071,655)  (122,102,008)


Net Increase (Decrease)                          (237,067)        893,725      16,928,599     26,298,311
Shares outstanding at beginning of year         4,710,131       3,816,406      82,055,253     55,756,942

Shares outstanding at end of year               4,473,064       4,710,131      98,983,852     82,055,253

The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                                                      Portfolio
                                                        Bond                           Managed

                                          Six months ended                Six months ended
                                            June 30, 1999    Year ended     June 30, 1999     Year ended
                                             (unaudited)    Dec. 31, 1998    (unaudited)     Dec. 31, 1998


Increase in Net Assets from Operations:
  Net investment income                    $    1,412,017  $    2,298,641  $    1,178,491  $   2,216,931
  Net realized gain (loss)                       (159,959)        895,159       4,450,261      5,358,469
  Net change in unrealized
   appreciation                                (2,100,117)        327,099      (1,505,834)    (2,340,871)

   Increase (Decrease) in Net Assets
     from Operations                             (848,059)      3,520,899       4,122,918      5,234,529


Dividends and Distributions:
  From net investment income                            -      (2,291,894)              -     (2,190,819)
  From net realized gain                                -        (816,901)              -     (4,289,275)

   Decrease                                             -      (3,108,795)              -     (6,480,094)


Shareholder Transactions:
  Proceeds from shares sold                    16,904,245      43,342,207       6,884,002     21,066,727
  Reinvested distributions                              -       3,108,795               -      6,480,094
  Cost of shares redeemed                     (14,707,537)    (31,491,315)     (7,392,431)   (13,666,306)

   Increase (Decrease)                          2,196,708      14,959,687        (508,429)    13,880,515


Net increase                                    1,348,649      15,371,791       3,614,489     12,634,950
Net Assets at beginning of year                50,089,711      34,717,920      73,111,960     60,477,010

Net Assets at end of year                  $   51,438,360  $   50,089,711  $   76,726,449  $  73,111,960



Shares sold                                     1,565,200       3,953,961         449,921      1,328,874
Reinvested distributions                                -         286,109               -        428,239
Shares redeemed                                (1,361,747)     (2,867,165)       (479,608)      (869,396)


Net Increase (Decrease)                           203,453       1,372,905         (29,687)       887,717
Shares outstanding at beginning of year         4,624,949       3,252,044       4,832,940      3,945,223

Shares outstanding at end of year               4,828,402       4,624,949       4,803,253      4,832,940

The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                                                      Portfolio
                                                   Tactical Asset                Aggressive Investor

                                          Six Months ended               Six Months ended  March 31,  1998
                                           June 30,  1999     Year ended     June 30, 1999  (commencement)
                                             (unaudited)    Dec. 31, 1998    (unaudited)   to Dec. 31, 1998


Increase in Net Assets from Operations:
  Net investment income                    $       80,960  $      151,146  $       51,929  $      50,317
  Net realized gain (loss)                        (40,831)        160,641         193,976         79,091
  Net change in unrealized
   appreciation                                   221,905          14,520         191,035        296,966

   Increase (Decrease) in Net Assets
     from Operations                              262,034         326,307         436,940        426,374


Dividends and Distributions:
  From net investment income                            -        (151,092)              -        (49,549)
  From net realized gain                                -         (38,730)              -        (22,684)

   Decrease                                             -        (189,822)              -        (72,233)


Shareholder Transactions:
  Proceeds from shares sold                       424,106       2,415,625         710,325      6,428,191
  Reinvested distributions                              -         149,415               -         11,097
  Cost of shares redeemed                        (583,615)       (684,871)       (355,412)      (112,674)

   Increase (Decrease)                           (159,509)      1,880,169         354,913      6,326,614


Net increase                                      102,525       2,016,654         791,853      6,680,755
Net Assets at beginning of year                 6,468,889       4,452,235       6,680,755              -

Net Assets at end of year                  $    6,571,414  $    6,468,889  $    7,472,608  $   6,680,755



Shares sold                                        32,557         184,743          67,298        654,923
Reinvested distributions                                -          11,650               -          1,097
Shares redeemed                                   (44,233)        (54,078)        (34,114)       (11,740)


Net Increase (Decrease)                           (11,676)        142,315          33,184        644,280
Shares outstanding at beginning of year           500,212         357,897         644,280              -

Shares outstanding at end of year                 488,536         500,212         677,464        644,280

The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                                                      Portfolio
                                                  Moderate Investor             Conservative Investor

                                          Six Months ended   March 31, 1998  Six Months ended  March 31, 1998
                                            June 30, 1999    (commencement)   June 30,  1999   (commencement)
                                             (unaudited)    to Dec. 31, 1998   (unaudited)    to Dec. 31, 1998


Increase in Net Assets from Operations:
  Net investment income                    $       81,072  $       89,061  $      100,936  $     118,173
  Net realized gain (loss)                        162,160          73,777         129,875         93,809
  Net change in unrealized
   appreciation                                    50,990         220,030         (63,461)       160,806

   Increase (Decrease) in Net Assets
     from Operations                              294,222         382,868         167,350        372,788


Dividends and Distributions:
  From net investment income                            -         (88,193)              -       (117,427)
  From net realized gain                                -         (22,874)              -        (37,694)

   Decrease                                             -        (111,067)              -       (155,121)


Shareholder Transactions:
  Proceeds from shares sold                       606,256       6,611,350         403,373      6,102,927
  Reinvested distributions                              -          17,784               -         16,586
  Cost of shares redeemed                         (93,500)        (97,248)       (293,835)       (55,939)

   Increase (Decrease)                            512,756       6,531,886         109,538      6,063,574


Net increase                                      806,978       6,803,687         276,888       6,281,241
Net Assets at beginning of year                 6,803,687               -       6,281,241               -

Net Assets at end of year                  $    7,610,665  $    6,803,687  $    6,558,129  $    6,281,241



Shares sold                                        58,339         667,640          38,885         614,081
Reinvested distributions                                -           1,777               -           1,631
Shares redeemed                                    (8,972)        (10,025)        (28,367)         (5,754)


Net Increase (Decrease)                            49,367         659,392          10,518         609,958
Shares outstanding at beginning of year           659,392               -         609,958               -

Shares outstanding at end of year                 708,759         659,392         620,476         609,958

The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                                EQUITY PORTFOLIO
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value

Common Stock (92.8%)
  Aerospace (4.4%)
   Boeing Co.                    51,100 $  2,257,981
   Precision Castparts Corp.     51,400    2,184,500

                                           4,442,481

  Automotive & Auto Parts (8.3%)
   Bandag, Inc.                  59,700    2,070,844
   Carlisle Companies, Inc.      40,700    1,958,688
   Ford Motor Co.                49,900    2,816,231
   TBC Corp.*                   203,200    1,435,100

                                           8,280,863

  Banks & Financial (10.6%)
   American Express Co.           6,300      819,788
   Associates First Capital
     Corp.                       24,924    1,104,445
   Bank One Corp.                37,663    2,243,302
   Citigroup, Inc.               51,000    2,422,500
   Ohio Casualty Corp.           50,200    1,813,475
   Washington Mutual, Inc.       61,085    2,160,882

                                          10,564,392

  Broadcasting & Publishing (2.5%)
   Chris-Craft Industries, Inc.* 30,848    1,453,712
   Meredith Corp.                22,600      782,525
   Moore Corp., Ltd.             30,400      254,600

                                           2,490,837

  Electrical Equipment
      & Electronics (2.5%)
   Baldor Electric Co.          126,180    2,507,827

                                           2,507,827

  Entertainment & Leisure (3.7%)
   CPI Corp.                     36,500    1,204,500
   Fleetwood Enterprises, Inc.   95,800    2,532,712

                                           3,737,212

  Furniture & Apparel (14.2%)
   Hillenbrand Industries, Inc.  42,100    1,820,825
   Kimball International         82,800    1,397,250
   Kellwood Co.                  78,300    2,123,887
   La-Z-Boy Chair Co.           150,800    3,468,400
   Liz Claiborne, Inc.           75,900    2,770,350
   Reebok International*        145,300    2,706,213

                                          14,286,925


  Health Care (2.0%)
   Acuson Corp.*                 68,000 $  1,168,750
   McKesson HBOC, Inc.            9,700      311,613
   Merck & Co.                    7,400      547,600

                                           2,027,963

  Information Processing &
      Telecommunications (6.6%)
   A T & T Corp.                 15,900      887,419
   Autodesk, Inc.                39,400    1,164,763
   International Business
      Machines Corp.              9,200    1,189,100
   Lucent Technologies, Inc.     15,221    1,026,466
   Sun Microsystems, Inc.*       32,100    2,210,887
   Telxon Corp.                  23,100      183,356

                                           6,661,991

  Merchandising (6.3%)
   Gymboree Corp.*              153,400    1,610,700
   Lands' End, Inc.*             37,600    1,823,600
   Longs Drug Stores Corp.       83,100    2,872,144

                                           6,306,444

  Metals & Mining (12.0%)
   AK Steel Holding Corp.       110,600    2,488,500
   ALCOA, Inc.                   61,700    3,817,688
   Cleveland-Cliffs, Inc.        51,900    1,680,262
   Oregon Steel Mills, Inc.     114,800    1,528,275
   Phelps Dodge Corp.            41,500    2,570,406

                                          12,085,131

  Oil & Oil Services (8.0%)
   Royal Dutch Petroleum         42,700    2,572,675
   Tidewater, Inc.               84,200    2,568,100
   Valero Energy Corp.          133,900    2,870,481

                                           8,011,256

  Transportation (4.2%)
   Alexander & Baldwin, Inc.     91,300    2,031,425
   Norfolk Southern Corp.        72,800    2,193,100

                                           4,224,525

  Miscellaneous (7.5%)
   Kelly Services, Inc.          77,100    2,476,838
   Michael Foods, Inc.           81,700    1,919,950
   P G & E Corp.                 67,694    2,200,055
   Park Electrochemical Corp.    30,300      871,125

                                           7,467,968


Total common stock (cost: $73,590,123)    93,095,815

*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                          EQUITY PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                                                                                 Market
                                   Description                                      Shares        Value


  Money Market Mutual Funds (2.1%)
   Federated Investors Prime Obligation                                             2,126,287 $  2,126,287


      Total money market mutual funds (cost: $2,126,287)                                         2,126,287



Cash and Cash Equivalents (5.1%)
  BONY Cash Reserve                                                                              5,095,099


      Total cash and cash equivalent (cost: $5,095,099)                                          5,095,099


Total Investments (cost: $80,811,509)                                                         $100,317,201

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                                 June 30, 1999
                                  (unaudited)
                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value


Short-term Notes (97.1%)
  U.S. Government & Agency Obligations (50.3%)
   Federal Home Loan Bank Discount Notes                    4.735%      08/02/99 $  5,200,000 $  5,178,367
   Federal Home Loan Bank Discount Notes                    4.785%      08/17/99    4,000,000    3,975,299
   Federal Home Loan Mortgage Corp. Discount Notes          4.719%      07/12/99    5,500,000    5,492,152
   Federal Home Loan Mortgage Corp. Discount Notes          4.710%      08/23/99    3,200,000    3,177,340
   Federal National Mortgage Commercial Paper               4.743%      07/07/99    9,000,000    8,992,965
   Federal National Mortgage Association Discount Notes     4.738%      07/19/99    4,000,000    3,990,620
   Federal National Mortgage Association Discount Notes     4.752%      08/06/99    9,600,000    9,554,523
   Federal National Mortgage Association Discount Notes     4.785%      08/13/99    4,100,000    4,076,836
   Federal National Mortgage Association Discount Notes     4.959%      09/10/99    2,600,000    2,574,874
   Federal National Mortgage Association Discount Notes     4.998%      09/10/99    2,700,000    2,673,695

                                                                                                49,686,671


  Corporate Obligations (46.8%)
   Automotive (8.1%)
      Ford Motor Credit Corp.                               4.847%      07/09/99    2,200,000    2,200,000
      Ford Motor Credit Corp.                               5.103%      09/17/99    1,900,000    1,900,000
      General Motors Acceptance Corp.                       4.858%      07/13/99    1,700,000    1,700,000
      General Motors Acceptance Corp..                      4.828%      07/20/99    1,000,000    1,000,000
      General Motors Acceptance Corp.                       5.032%      09/08/99    1,200,000    1,200,000

                                                                                                 8,000,000


   Business Finance (8.6%)
      CIT Group Holdings                                    5.042%      09/15/99    2,100,000    2,100,000
      CIT Group Holdings                                    4.857%      07/30/99    1,900,000    1,900,000
      General Electric Capital Corp.                        4.848%      07/19/99    2,500,000    2,500,000
      General Electric Capital Corp.                        4.858%      07/29/99    2,000,000    2,000,000

                                                                                                 8,500,000

   Consumer Finance (17.6%)
      American Express Credit Corp.                         4.877%      07/02/99    1,500,000    1,500,000
      American Express Credit Corp.                         4.879%      08/17/99    1,000,000    1,000,000
      American Express Credit Corp.                         4.879%      08/19/99    1,800,000    1,800,000
      American General Finance                              4.828%      07/26/99    3,100,000    3,100,000
      American General Finance                              4.858%      08/04/99    1,400,000    1,400,000
      Associates Corporation of North America               4.838%      07/13/99    1,700,000    1,700,000
      Associates Corporation of North America               5.165%      09/22/99    1,400,000    1,400,000
      Associates First Capital Corp.                        4.858%      08/03/99    1,500,000    1,500,000
      Household Finance Corp.                               4.817%      07/13/99    1,800,000    1,800,000
      Household Finance Corp.                               4.847%      07/26/99    2,200,000    2,200,000

                                                                                                17,400,000

   Information Technology (3.4%)
      International Business Machines Credit Corp.          4.807%      07/19/99    3,400,000    3,400,000

                                                                                                 3,400,000

The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value


 Short-term Notes (97.1%) (continued)
   Insurance (4.4%)
      Prudential Financial Corp.                            4.848%      07/12/99    3,100,000 $  3,100,000
      Prudential Financial Corp.                            5.125%      09/21/99    1,200,000    1,200,000

                                                                                                 4,300,000

   Agricultural & Constructional Machinery (4.7%)
      John Deere Capital Corp.                              4.838%      08/05/99    3,200,000    3,200,000
      John Deere Capital Corp.                              4.848%      08/10/99    1,400,000    1,400,000

                                                                                                 4,600,000



      Total short-term notes (cost: $95,886,671)                                                95,886,671


                                                                                    Shares

Money Market Mutual Funds (2.7%)
  Dreyfus Masternote Account                                                        1,392,040 $  1,392,040
  Federated Investors Prime Obligation                                              1,235,531    1,235,531


      Total money market mutual funds (cost: $2,627,571)                                         2,627,571


Cash and Cash Equivalent (0.2%)
  BONY Cash Reserve                                                                                232,942


      Total cash and cash equivalents (cost: $232,942)                                             232,942


Total Investments (cost: $98,747,184)                                                         $ 98,747,184

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                                 BOND PORTFOLIO
                                 June 30, 1999
                                  (unaudited)
                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value


 Long-term Notes and Bonds (96.7%)
  U.S. Government & Agency Obligations (28.5%)
   Federal National Mortgage Association                    5.750%      04/15/03 $  1,000,000 $    988,910
   Federal National Mortgage Association                    5.625%      05/14/04    2,100,000    2,035,026
   Federal Home Loan Bank                                   8.375%      10/25/99    1,300,000    1,311,778
   U.S. Treasury Inflation Indexed Bonds                    3.375%      01/15/07    1,353,339    1,297,513
   U.S. Treasury Bonds                                      7.250%      05/15/16    2,575,000    2,832,088
   U.S. Treasury Bonds                                      6.500%      11/15/26      600,000      623,346
   U.S. Treasury Bonds                                      8.000%      11/15/21    1,800,000    2,170,404
   U.S. Treasury Notes                                      5.750%      08/15/03      700,000      700,434
   U.S. Treasury Notes                                      6.250%      04/30/01      475,000      481,014
   U.S. Treasury Notes                                      6.250%      02/28/02    2,400,000    2,436,000

                                                                                                14,876,513


  Mortgage-Backed and Asset-Backed Securities (37.7%)
   American Southwest Financial Corp. CMO                   8.900%      03/01/18      124,948      126,354
   California Infrastructure SCE-1                          6.220%      03/25/04      400,000      399,000
   Federal Home Loan Mortgage Corp. Gold Pool #C17374       6.000%      11/10/28      499,298      469,630
   Federal Home Loan Mortgage Corp. Gold Pool #C17991       6.000%      11/01/28      198,801      186,988
   Federal Home Loan Mortgage Corp. Gold Pool #C20918       6.000%      01/01/29      802,212      754,545
   Federal Home Loan Mortgage Corp. Gold Pool #E00543       6.000%      04/01/13      219,434      212,261
   Federal Home Loan Mortgage Corp. Gold Pool #E71048       6.000%      07/01/13       35,829       34,658
   Federal Home Loan Mortgage Corp. Gold Pool #E72468       5.500%      10/01/13      686,508      650,549
   Federal Home Loan Mortgage Corp. Gold Pool #G10817       6.000%      06/01/13      647,796      626,619
   Federal Home Loan Mortgage Corp. Pool #C14364            6.500%      09/01/28      700,309      676,261
   Federal Home Loan Mortgage Corp. Pool #C14872            6.500%      09/01/28      170,791      164,926
   Federal Home Loan Mortgage Corp. Pool #C21571            6.000%      02/01/29      402,086      378,194
   Federal Home Loan Mortgage Corp. Pool #c21896            6.000%      02/01/29    1,005,440      945,697
   Federal Home Loan Mortgage Corp. Pool #E00565            6.000%      08/01/13      478,733      463,084
   Federal Home Loan Mortgage Corp. Pool #E72105            6.000%      09/01/13      464,376      449,196
   Federal Home Loan Mortgage Corp. To Be Allocated         6.500%      01/15/14    1,200,000    1,184,016
   Federal Home Loan Mortgage Corp.
     Series 2075 Class PE CMO                               6.500%      04/15/21      400,000      399,248
   Federal National Mortgage Association CMO                7.500%      12/25/09      600,000      611,808
   GNMA Pool #193704                                        6.000%      06/15/14      650,000      630,169
   GNMA Pool #399083                                        7.000%      01/15/27    2,362,835    2,333,111
   GNMA Pool #415539                                        8.000%      07/15/27      189,507      195,058
   GNMA Pool #416402                                        7.500%      07/15/26       18,880       19,080
   GNMA Pool #424739                                        7.500%      05/15/26      440,816      445,480
   GNMA Pool #425039                                        7.500%      05/15/26       26,374       26,653
   GNMA Pool #436282                                        6.500%      03/15/28      316,099      304,220
   GNMA Pool #443216                                        8.000%      07/15/27      441,031      453,949
   GNMA Pool #452827                                        7.500%      02/15/28      339,574      343,486
   GNMA Pool #456941                                        6.500%      06/15/28      531,078      511,120
   GNMA Pool #462142                                        7.000%      05/15/26      194,007      191,568
   GNMA Pool #462829                                        6.500%      07/15/28      399,871      384,844
   GNMA Pool #463145                                        6.500%      04/15/28      997,887      960,387
   GNMA Pool #465364                                        6.500%      08/15/28      480,488      462,431
   GNMA Pool #468723                                        6.500%      02/15/28      362,193      348,582
   GNMA Pool #474638                                        6.500%      08/15/28      385,105      370,633

(continued on next page)
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                           BOND PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value


 Long-term Notes and Bonds (96.7%) (continued)
  Mortgage-Backed and Asset-Backed Securities (37.7%) (continued)
   GNMA Pool #480714                                        6.000%      11/15/28 $    315,079 $    294,564
   GNMA Pool #482825                                        6.000%      11/15/28      548,892      513,154
   GNMA Pool #487131                                        6.000%      04/15/29      997,344      932,407
   GNMA Pool #487494                                        6.000%      05/15/14      999,999      969,489
   GNMA Pool #492362                                        6.000%      10/15/28      262,431      245,343

                                                                                                19,668,762


  Corporate Obligations (30.5%)
   A T&T Corp.                                              6.500%      03/15/29      700,000      631,708
   Anheuser-Busch Cos. Inc. Debentures                      6.750%      12/15/27      400,000      373,876
   Associates Corporation of North America Notes            5.600%      01/15/01    1,600,000    1,588,512
   Beckman Coulter                                          7.450%      03/04/08      500,000      469,345
   Commercial Credit Company                                5.500%      02/15/01    1,000,000      990,670
   Conoco, Inc.                                             6.350%      04/15/09      700,000      671,866
   Continental Airlines                                     6.545%      02/02/19      600,000      565,704
   El Paso Natural Gas Company Notes                        7.750%      01/15/02      200,000      205,262
   Equistar Chemicals LP                                    8.750%      02/15/09      600,000      607,400
   Ford Motor Credit Corp. Notes                            7.750%      11/15/02      850,000      882,037
   General Motors Acceptance Corporation Notes              5.850%       0406/00      500,000      499,445
   GTE Corp. Debentures                                     6.940%      04/15/28      500,000      473,295
   Hydro-Quebec Debentures                                  8.050%      07/07/24      400,000      433,492
   ICI Wilmington Notes                                     6.750%      09/15/02      600,000      602,538
   Key Bank NA Notes                                        6.500%      10/15/27      300,000      285,147
   Korean Development Bank Notes                            7.375%      09/17/04      500,000      491,598
   Lehman Brothers Holdings                                 6.500%      10/01/02    1,000,000      986,660
   Petroliam Nasional Berhad Notes                          7.125%      10/18/06      500,000      455,551
   PNC Funding Corp. Notes                                  6.875%      03/01/03      400,000      400,572
   Public Service New Mexico                                7.100%      08/01/05      350,000      347,620
   Raytheon Co. Notes                                       6.150%      11/01/08      800,000      755,272
   Service Corp. Notes                                      6.750%      06/01/01      900,000      896,634
   Signet Bank Notes                                        7.800%      09/15/06      400,000      418,104
   Simon Property Group, Inc.                               6.750%      02/09/04      500,000      487,080
   Sprint Capital Corp.                                     6.875%      11/15/28      700,000      634,634
   Texas-New Mexico Power                                   6.250%      01/15/09      500,000      457,680
   Union Pacific Resources Debentures                       7.050%      05/15/18      300,000      270,213

                                                                                                15,881,915


      Total long-term notes and bonds (cost: $51,583,488)                                       50,427,190

The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                           BOND PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                                                                                 Market
                                   Description                                      Shares        Value


Money Market Mutual Funds (1.0%)
  Federated Investors Prime Obligation                                                514,206 $    514,206


      Total money market mutual funds (cost: $514,206)                                             514,206


Cash and Cash Equivalents (2.3%)
  BONY Cash Reserve                                                                              1,194,873


      Total cash and cash equivalent (cost: $1,194,873)
                                                                                                 1,194,873


      Total Investments (cost: $53,292,567)                                                   $ 52,136,269

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                               MANAGED PORTFOLIO
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


Common Stock (55.4%)
  Aerospace (2.7%)
   Boeing Co.                    24,100 $  1,064,919
   Precision Castparts Corp.     22,900      973,250

                                           2,038,169

  Automotive & Auto Parts (5.1%)
   Bandag, Inc.                  28,500      988,594
   Carlisle Companies, Inc.      19,600      943,250
   Ford Motor Co.                22,900    1,292,419
   TBC Corp.*                    96,500      681,531

                                           3,905,794

  Banks & Financial (6.3%)
   American Express Co.           3,300      429,412
   Associates First Capital
     Corp.                       12,440      551,248
   Bank One Corp.                16,385      975,932
   Citigroup, Inc.               23,414    1,112,141
   Ohio Casualty Corp.           23,400      845,325
   Washington Mutual, Inc.       26,205      927,002

                                           4,841,060

  Broadcasting & Publishing (1.5%)
   Chris-Craft Industries, Inc.* 14,486      682,653
   Meredith Corp.                11,300      391,262
   Moore Corp., Ltd              13,200      110,550

                                           1,184,465

  Electrical Equipment &
      Electronics (1.4%)
   Baldor Electric Co.           54,800    1,089,150

                                           1,089,150

  Entertainment & Leisure (2.1%)
   CPI Corp.                     11,200      369,600
   Fleetwood Enterprises, Inc.   42,900    1,134,169

                                           1,503,769

  Furniture & Apparel (8.3%)
   Hillenbrand Industries, Inc.  19,700      852,024
   Kellwood Co.                  35,800      971,075
   Kimball International         33,900      572,063
   La-Z-Boy Chair Co.            66,200    1,522,600
   Liz Claiborne, Inc.           34,600    1,262,900
   Reebok International*         65,200    1,214,350

                                           6,395,012

  Health Care (1.3%)
   Acuson Corp.*                 34,500 $    592,969
   McKesson HBOC, Inc.            5,000      160,625
   Merck & Co.                    3,800      281,200

                                           1,034,794

  Information Processing &
      Telecommunications (4.1%)
   A T & T Corp.                  7,950      443,709
   Autodesk, Inc.                16,800      496,650
   International Business
      Machines Corp.              4,600      594,550
   Lucent Technologies, Inc.      7,383      497,891
   Sun Microsystems, Inc.*       14,800    1,019,350
   Telxon Corp.                  11,300       89,694

                                           3,141,844

  Merchandising (3.8%)
   Gymboree Corp.*               72,000      758,100
   Lands' End, Inc.*             18,300      887,550
   Longs Drug Stores Corp.       37,200    1,285,725

                                           2,931,375

  Metals & Mining (7.3%)
   AK Steel Holding Corp.        51,600    1,161,000
   ALCOA, Inc.                   27,600    1,707,750
   Cleveland-Cliffs, Inc.        24,500      793,188
   Oregon Steel Mills, Inc.      59,400      790,762
   Phelps Dodge Corp.            19,200    1,189,200

                                           5,641,900

  Oil & Oil Services (4.7%)
   Royal Dutch Petroleum Co.     19,300    1,160,825
   Tidewater, Inc.               38,700    1,180,350
   Valero Energy Corp.           59,800    1,281,963

                                           3,625,138

  Transportation (2.4%)
   Alexander & Baldwin, Inc.     44,000      979,000
   Norfolk Southern Corp.        28,000      843,500

                                           1,822,500

  Miscellaneous (4.4%)
   Kelly Services, Inc.          35,000    1,124,375
   Michael Foods, Inc.           37,600      883,600
   P G & E Corp.                 30,854      986,505
   Park Electrochemical Corp.    13,900      399,625

                                           3,394,105


Total common stock (cost: $33,115,031)    42,549,075

*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                         MANAGED PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value


Long-Term Notes and Bonds (41.8%)
  U.S. Government and Agency Obligations (14.8%)
   Federal National Mortgage Association Bonds              5.625%      05/14/04 $  1,650,000 $  1,598,949
   Federal National Mortgage Association Bonds              8.350%      11/10/99      500,000      505,080
   Federal Home Loan Bank                                   8.375%      10/25/99      900,000      908,154
   U.S. Treasury Inflation Indexed Bonds                    3.375%      01/15/07      624,595      598,830
   U.S. Treasury Bonds                                      7.250%      05/15/16    1,125,000    1,237,320
   U.S. Treasury Bonds                                      6.500%      11/15/26      800,000      831,128
   U.S. Treasury Bonds                                      8.000%      11/15/21    1,350,000    1,627,803
   U.S. Treasury Notes                                      5.750%      08/15/03      575,000      575,357
   U.S. Treasury Notes                                      6.250%      04/30/01    1,900,000    1,924,054
   U.S. Treasury Notes                                      6.250%      02/28/02    1,550,000    1,573,250

                                                                                                11,379,925


  Mortgage-Backed and Asset-Backed Securities (14.9%)
   California Infrastructure SCE-1                          6.220%      03/25/04      300,000      299,250
   Federal Home Loan Mortgage Corp. Gold Pool #C17374       6.000%      11/01/28      499,297      469,629
   Federal Home Loan Mortgage Corp. Gold Pool #C20918       6.000%      01/01/29      752,074      707,386
   Federal Home Loan Mortgage Corp. Gold Pool #C22301       6.000%      02/01/29      383,030      360,271
   Federal Home Loan Mortgage Corp. Gold Pool #E00543       6.000%      04/01/13      450,808      436,071
   Federal Home Loan Mortgage Corp. Pool #C14872            6.500%      09/01/28      639,292      617,339
   Federal Home Loan Mortgage Corp. To Be Allocated         6.500%      01/15/14      750,000      740,010
   Federal Home Loan Mortgage Corp.
     Series 2075 Class PE CMO                               6.500%      04/15/21      300,000      299,436
   GNMA Pool #399069                                        7.000%      01/15/27    1,617,640    1,597,290
   GNMA Pool #407966                                        6.500%      02/15/28      751,703      723,454
   GNMA Pool #416741                                        7.000%      05/15/26      353,134      348,695
   GNMA Pool #422407                                        6.500%      01/15/26      167,152      161,288
   GNMA Pool #424578                                        6.500%      04/15/26      449,643      433,869
   GNMA Pool #425983                                        6.500%      03/15/26      240,815      232,367
   GNMA Pool #431962                                        6.500%      05/15/26      301,681      291,098
   GNMA Pool #436741                                        7.500%      01/15/27      393,010      397,168
   GNMA Pool #443216                                        8.000%      07/15/27      230,702      237,460
   GNMA Pool #443577                                        6.500%      07/15/28      300,003      288,729
   GNMA Pool #451312                                        8.000%      07/15/27      132,561      136,443
   GNMA Pool #465963                                        6.500%      03/15/28      110,787      106,624
   GNMA Pool #468340                                        6.500%      08/15/28      474,484      456,653
   GNMA Pool #471262                                        6.500%      05/15/28      976,808      940,099
   GNMA Pool #474638                                        6.500%      08/15/28      105,555      101,588
   GNMA Pool #487181                                        6.000%      04/15/29      498,672      466,203
   GNMA Pool #499264                                        6.000%      05/15/14      600,000      581,694

                                                                                                11,430,114

The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                         MANAGED PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

 Long-Term Notes and Bonds(41.8%) (continued)
  Corporate Obligations (12.1%)
   A T & T Corp.                                            6.500%      03/15/29 $    300,000 $    270,732
   Anheuser-Busch Cos. Inc. Debentures                      6.750%      12/15/27      450,000      420,611
   Associates Corporation of North America Notes            5.600%      01/15/01      400,000      397,128
   Beckman Coulter                                          7.450%      03/04/08      150,000      140,804
   Commercial Credit Company                                5.550%      02/15/01      700,000      693,469
   Conoco, Inc.                                             6.350%      04/15/09      300,000      287,943
   Continental Airlines                                     6.545%      02/02/19      200,000      188,568
   El Paso Natural Gas Company Notes                        7.750%      01/15/02      100,000      102,631
   Equistar Chemicals LP                                    8.750%      02/15/09      200,000      202,467
   Ford Motor Credit Corp. Notes                            7.750%      11/15/02      500,000      518,845
   General Motors Acceptance Corp.                          5.850%      04/06/00      750,000      749,167
   GTE Corp. Debentures                                     6.940%      04/15/28      350,000      331,306
   Hydro-Quebec Debenture                                   8.050%      07/07/24      250,000      270,933
   ICI Wilmington Notes                                     6.750%      09/15/02      400,000      401,692
   Key Bank NA Notes                                        6.500%      10/15/27      250,000      237,623
   Korean Development Bank Notes                            7.375%      09/17/04      400,000      393,278
   Lehman Brothers Holdings                                 6.500%      10/01/02      350,000      345,331
   Petroliam Nasional Berhad Notes                          7.125%      10/18/06      500,000      455,551
   PNC Funding Corp. Notes                                  6.875%      03/01/03      300,000      300,429
   Public Service New Mexico                                7.100%      08/01/05      200,000      198,640
   Raytheon Co. Notes                                       6.150%      11/01/08      650,000      613,658
   Service Company International Notes                      6.750%      06/01/01      700,000      697,382
   Signet Bank Notes                                        7.800%      09/15/06      300,000      313,578
   Simon Property Group, Inc.                               6.750%      02/09/04      150,000      146,124
   Sprint Capital Corp.                                     6.875%      11/15/28      300,000      271,986
   Texas-New Mexico Power                                   6.250%      01/15/09      150,000      137,304
   Union Pacific Resources Debentures                       7.050%      05/15/18      250,000      225,177

                                                                                                 9,312,357


      Total long-term notes and bonds (cost: $32,780,213)                                       32,122,396


                                                                                    Shares

  Money Market Mutual Funds (0.4%)
   Federated Investors Prime Obligation                                               323,272      323,272


      Total money market mutual funds (cost: $323,272)                                             323,272


  Cash and Cash Equivalents (2.4%)
   BONY Cash Reserve                                                                             1,843,540


      Total cash and cash equivalent (cost: $1,843,540)                                          1,843,540


   Total Investments (cost: $68,062,056)                                                      $ 76,838,283

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                      TACTICAL ASSET ALLOCATION PORTFOLIO
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (52.9%)
  Airlines (1.1%)
   Comair Holdings, Inc.          3,375 $     70,242

                                              70,242

  Automotive (4.4%)
   Daimler Chrysler Corp.*        1,247      110,827
   Ford Motor Co.                 1,200       67,725
   Paccar, Inc.                   2,000      106,750

                                             285,302

  Banking (1.8%)
   Bank One Corp.                 2,000      119,125

                                             119,125

  Building Materials (0.9%)
   Martin Marietta
     Materials, Inc.              1,000       59,000

                                              59,000

  Capital Goods (3.1%)
   Caterpillar, Inc.              2,000      120,000
   Trinity Industries             2,500       83,750

                                             203,750

  Chemicals (1.2%)
   Potash Corporation
      of Saskatchewan             1,500       77,625

                                              77,625

  Electronics (1.6%)
   Raytheon Co.                   1,500      105,562

                                             105,562

  Energy (7.0%)
   Diamond Offshore Drilling      4,000      113,500
   R & B Falcon Corp.*            7,000       65,625
   Texaco, Inc.                   2,000      125,000
   Tidewater, Inc.                5,000      152,500

                                             456,625

  Financial Services (3.7%)
   AMBAC Financial Group, Inc.    2,000      114,250
   Chase Manhattan Corp.          1,500      129,937

                                             244,187

  Government Sponsored
      Enterprises (1.0%)
   Fannie Mae                     1,000       68,375

                                              68,375

  Housing (1.1%)
   Clayton Homes, Inc.            6,000       68,625

                                              68,625

  Insurance (6.1%)
   AFLAC, Inc.                    3,000 $    143,625
   Allstate Corp.                 3,000      107,625
   American National Insurance      800       57,000
   Frontier Insurance Group, Inc. 6,000       92,250

                                             400,500

  Mortgage Services (3.7%)
   Countrywide Credit
      Industries, Inc.            2,000       85,500
   MGIC Investment Corp.          2,000       93,750
   PMI Group, Inc.                1,000       62,812

                                             242,062

  Real Estate (2.4%)
   Duke Realty Investments, Inc.  3,000       67,688
   Simon Property Group           1,000       25,375
   Storage USA                    2,000       63,750

                                             156,813

  Restaurants (0.8%)
   Tricon Global Restaurants Inc.*1,000       54,125

                                              54,125

  Technology (2.1%)
   ECI Telecommunications
      Limited Designs             3,000       99,563
   Miami Computer Supply Corp.*   2,000       37,750

                                             137,313

  Telecommunications (6.6%)
   A T&T Corp.                    2,000      111,625
   Alltel Corp.                   2,960      211,640
   Sprint Corp. (PCS Group)*        400       22,850
   Sprint Corp. (Fon Group)       1,600       84,500

                                             430,615

  Tobacco (1.3%)
   Philip Morris Companies, Inc.  2,000       88,413

                                              88,413

  Miscellaneous (3.0%)
   Convergys Corp.                5,000       96,250
   Minnesota Mining &
      Manufacturing Co.           1,000       86,938

                                             183,188


   Total common stock (cost: $2,850,048)   3,451,447

Preferred Stock (1.4%)
   News Corp. LTD                 3,000       94,688


   Total preferred stock (cost: $62,520)      94,688


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                TACTICAL ASSET ALLOCATION PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value

Long-Term Notes & Bonds (38.8%)
  U.S. Government and Agency Obligations (23.6%)
   Federal National Mortgage Association Notes              5.250%      01/15/03 $    200,000 $    193,688
   Federal National Mortgage Association Notes              6.970%      09/04/07      150,000      149,979
   Federal Home Loan Mortgage Company                       5.000%      01/15/04      150,000      143,156
   Federal Home Loan Bank                                   6.100%      04/29/04      150,000      147,304
   Federal Home Loan Bank                                   5.620%      02/25/04      150,000      146,367
   US Treasury Notes                                        5.500%      04/15/00      100,000      100,172
   US Treasury Notes                                        5.875%      02/15/04      150,000      150,962
   US Treasury Notes                                        6.500%      10/15/06      150,000      154,875
   US Treasury Bonds                                        6.125%      08/15/07      200,000      202,156
   Tennesee Valley Authority                                6.375%      06/15/05      150,000      149,812

                                                                                                 1,538,471


  Corporate Obligations (15.2%)
   Commercial Credit Co.                                    6.500%      08/01/04      150,000      149,294
   Cox Radio, Inc.                                          6.375%      05/15/05      100,000      100,313
   E.I. Dupont De Nemours                                   6.500%      09/01/02      150,000      151,639
   Household Finance Co.                                    6.450%      03/15/01      150,000      150,797
   Merrill Lynch & Co.                                      6.020%      05/11/01      150,000      149,625
   PHH Corp.                                                7.020%      11/09/01      150,000      152,385
   Washington Water Power                                   5.990%      12/10/07      150,000      139,803

                                                                                                   993,856


      Total long-term notes and bonds (cost: $2,566,224)                                         2,532,327


  Short-Term Notes (3.1%)
   MidAmerican Energy                                       4.980%      07/01/99      200,000      200,000

      Total short-term notes (cost: $200,000)                                                      200,000


Cash and Cash Equivalents (3.8%)
  BONY Cash Reserve                                                                                248,626

      Total cash and cash equivalents (cost: $248,626)                                             248,626


Total Investments (cost: $5,927,418)                                                          $  6,527,088

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                         AGGRESSIVE INVESTOR PORTFOLIO
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (78.4%)
  Advertising (0.3%)
   Omnicon Group, Inc.              200 $     16,000
   WPP Group PLC
      Sponsored ADR                 100        8,575

                                              24,575

  Aerospace & Air Transport (1.8%)
   Boeing Co.                     1,300       57,444
   Precision Castparts Corp.      1,600       68,000
   U.S. Airways Group, Inc.         300       13,069

                                             138,513

  Automotive & Auto Parts (3.9%)
   Bandag, Inc.                   1,800       62,438
   Carlisle Companies, Inc.       1,300       62,563
   Ford Motor Co.                 1,500       84,655
   Honda Motor Co. Ltd.
      Sponsored ADR                 167       14,487
   TBC Corp.*                     6,600       46,613
   Toyota Motor Corp.
      Sponsored ADR                 134        8,576
   Valeo Sponsored ADR              100        8,250
   Volkswagon AG
      Sponsored ADR                 400        5,160

                                             292,742

  Banks (2.2%)
   Abbey National PLC               379       14,228
   Allied Irish Bank PLC
      Sponsored ADR                 468       12,753
   Argentaria Caja Postal Banco
      Sponsored ADR                 256       11,776
   Bank One Corp.                 1,300       77,431
   Bank of Tokyo-Mitsubshi Ltd.
      Sponsored ADR                 665        9,684
   Barclays PLC Sponsored ADR        82        9,799
   Development Bank of Singapore
      Ltd. Sponsored ADR             35        1,710
   Fortis (NL) Sponsored ADR        100        3,088
   National Australia Bank Ltd.
      Sponsored ADR                  44        3,696
   National Westminster
      Bank Sponsored ADR             35        4,548
   St. George Bank Ltd.
      Sponsored ADR                 167        2,318
   UBS AGADR                        800       11,936

                                             162,967

  Broadcasting & Publishing (2.2%)
   Cablevision Systems Corp.,
      Class "A"                     200 $     14,000
   CBS Corp.                        800       34,750
   Chris-Craft Industries, Inc.*    927       43,684
   Gannett Co., Inc.                600       42,825
   Meredith Corp.                   700       24,238
   Moore Corp., Ltd.              1,000        8,375

                                             167,872

  Building (1.2%)
   Cementos De Mexico
      Sponsored ADR                   7           69
   CEMEX SA Sponsored
      ADR Class "B"                 500        4,760
   Fleetwood Enterprises, Inc.    2,900       76,668
   Hanson PLC Sponsored ADR         100        4,438
   Sekisui House Ltd.
      Unsponsored ADR                71        7,661

                                              93,596

  Business & Public Services (1.3%)
   Kelly Services, Inc. Class "A" 2,300       73,887
   Paychex, Inc.                    450       14,344
   Waste Management, Inc.           200       10,750

                                              98,981

  Chemicals (0.3%)
   BASF AG ADR                      200        8,786
   Praxair, Inc.                    300       14,681

                                              23,467

  Computer Equipment &
      Services (3.6%)
   Canon, Inc. Sponsored ADR        666       19,397
   Cisco Systems, Inc.            1,700      109,331
   Equant N.V. ADR                  151       14,213
   Lucent Technologies, Inc.      1,036       69,865
   Orange PLC ADR                   100        7,550
   Qwest Communications, Inc.       300        9,919
   SAP AG Sponsored ADR             200        6,925
   TDK Corp. ADR                     87        8,009
   Telxon Corp.                     700        5,556
   Vodafone Airtouch PLC
      Sponsored ADR                 100       19,700

                                             270,465



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                   AGGRESSIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (78.4%) (continued)
  Computer Hardware (3.3%)
   Compaq Computer Corp.            700 $     16,581
   Dell Computer Corp.            1,700       62,900
   International Business
      Machines Corp.                800      103,400
   Sun Microsystem, Inc.*         1,000       68,875

                                             251,756

  Computer Software &
      Services (4.1%)
   American Online, Inc.            100       11,050
   At Home Corp.                    300       16,181
   Autodesk, Inc.                 1,200       35,475
   BMC Software, Inc.               300       16,200
   Microsoft Corp.                1,200      108,225
   Sterling Software, Inc.          500       13,344
   Veritas Software Corp.           200       18,988
   Yahoo!, Inc.                     500       86,125

                                             305,588

  Diversified (0.1%)
   Keppel Ltd. Sponsored ADR        140          953
   Vivendi Sponsored ADR            300        4,860

                                               5,813

  Electrical Equipment &
      Electronics (3.7%)
   Dixons Group PLC ADR             100        5,603
   Electrolux AB ADR Class "B"      200        8,400
   Honeywell, Inc.                  100       11,588
   Intel Corp.                    1,800      107,099
   Koninklijke Philips Electronics
      NV Sponsored ADR               52        5,246
   Matsushita Electric
      Industrial Co., Ltd. ADR       39        7,734
   Minebea Company
      Ltd. Sponsored ADR            400        8,920
   Mitsui Co. Ltd. Sponsored ADR     57        8,151
   Nokia Corporation
      Sponsored ADR                 160       14,650
   Park Electrochemical Corp.       900       25,875
   Sony Corp. ADR                   141       15,563
   ST Microelectronics N.V. ADR     200       13,875
   Texas Instruments, Inc.          300       43,500

                                             276,204

  Entertainment & Leisure (0.2%)
   Accor SA Sponsored ADR           200        5,022
   Nintendo Company Ltd. ADR        600       10,536

                                              15,558

  Financial Services (3.6%)
   Allied Zurich PLC
      Sponsored ADR                 565 $     14,334
   American Express Co.             300       39,038
   Amvescap PLC Sponsored ADR        66        3,069
   Anglo American PLC ADR            98        4,675
   Associates First Capital Corp.   876       38,818
   Citigroup, Inc.                1,650       78,374
   Countrywide Credit
      Industries, Inc.              300       12,825
   Federal Home Loan
      Mortgage Corp.                300       17,400
   Federal National Mortgage
      Association                   400       27,350
   ING Groep N.V.
      Sponsored ADR                  94        5,170
   Nomura Securities Ltd. ADR        81        9,483
   Orix Corp. Sponsored ADR         200        9,300
   Istituto Bancario
      San Paolo SpA ADR             400       11,000

                                             270,836

  Food, Beverage, Tobacco (2.1%)
   Coca-Cola Co.                    500       31,250
   Compass Group PLC
      Sponsored ADR                 948        9,395
   LVMH Moet Hennesey
      Sponsored ADR                 110        6,573
   Michael Foods, Inc.            2,800       65,800
   Pepsico, Inc.                    600       23,212
   Philip Morris Companies, Inc.    600       24,112

                                             160,342

  Furniture & Apparel (5.7%)
   Authentic Fitness Corp.          400        7,000
   Hillenbrand Industries, Inc.   1,300       56,224
   Kellwood Co.                   2,100       56,963
   La-Z-Boy, Inc.                 4,400      101,200
   Liz Claiborne, Inc.            2,400       87,600
   Kimball International, Inc.
      Class "B"                   2,200       37,125
   Reebok International*          4,500       83,813

                                             429,925

  Health Care (7.0%)
   Acuson Corp.*                  2,300       39,531
   Amgen, Inc.                      900       54,787
   Bristol-Myers Squibb Co.       1,400       98,612
   Glaxo Wellcome PLC
      Sponsored ADR                 200       11,325
(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                   AGGRESSIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (78.4%) (continued)
  Health Care (7.0%) (continued)
   Johnson & Johnson                500 $     49,000
   McKesson HBOC, Inc.              500       16,063
   Merck & Co.                    1,400      103,600
   Novartis AG ADR                   58        4,235
   Nycomed Amersham PLC
      Sponsored ADR                 100        3,563
   Pfizer, Inc.                     200       21,950
   Roche Holding Ltd. ADR           112       11,512
   Schering-Plough Corp.            900       47,700
   Smithkline Beechman PLC ADR      192       12,684
   Warner-Lambert Co.               800       55,500

                                             530,062

  Hospital Management (0.6%)
   Pacificare Health Systems, Inc.  200       14,388
   Wellpoint Health Networks, Inc.  400       33,950

                                              48,338

  Household Products (1.0%)
   Colgate-Palmolive Co.            100        9,875
   Proctor & Gamble Co.             700       62,475
   Unilever PLC Sponsored ADR        90        3,353

                                              75,703

  Insurance (2.6%)
   Aegon N.V. Sponsored ADR          54        3,996
   Aetna, Inc.                      600       53,662
   AXA-UAP Sponsored ADR            152        9,472
   Legal & General Group PLC
      Sponsored ADR                 300        3,816
   Ohio Casualty Corp.            1,600       57,800
   Washington Mutual, Inc.        1,900       67,213

                                             195,959

  Machinery (2.0%)
   Applied Materials, Inc.          800       59,100
   Baldor Electric Co.            4,000       79,500
   Mannesmann AG
      Sponsored ADR                  81       12,112

                                             150,712

  Manufacturing (2.6%)
   Corning, Inc.                    600       42,075
   General Electric Co.           1,200      135,600
   General Electric Co. PLC ADR     600        6,114
   Invensys PLC Sponsored ADR       983        9,299
   Southcorp Ltd. Sponsored ADR     100        2,019

                                             195,107

  Merchandising -
      Food & Drug (2.1%)
   Albertson's, Inc.                400 $     20,625
   ITO Yokad Ltd. Sponsored ADR     100        6,788
   Koninklijke Ahold N.V.
      Sponsored ADR                 100        3,462
   Kroger Co.                       800       22,350
   Longs Drug Stores, Inc.        2,400       82,950
   Safeway, Inc.                    200        9,900
   Whole Foods Market, Inc.         300       14,419

                                             160,494

  Metals & Mining (5.3%)
   AK Steel Holding Corp.         3,600       81,000
   ALCOA, Inc.                    1,900      117,562
   Broken Hill Proprietary
      Company Ltd. ADR              219        5,188
   Cleveland-Cliffs, Inc.         1,700       55,038
   Oregon Steel Mills, Inc.       4,300       57,244
   Phelps Dodge Corp.             1,300       80,518

                                             396,550

  Oil & Oil Services (4.1%)
   BP Amoco PLC
      Sponsored ADR                 165       17,903
   Royal Dutch Petroleum Co.      1,400       84,350
   Tidewater, Inc.                2,600       79,300
   Total Fina SA Sponsored ADR      200       12,888
   Transocean offshore, Inc.        900       23,625
   Valero Energy Corp.            4,200       90,037

                                             308,103

  Real Estate Development (0.4%)
   City Developments Ltd.
      Sponsored ADR                 227        1,453
   Starwood Financial Trust
      Class "A"                     500       31,000

                                              32,453

  Retail (5.0%)
   Cifra SA ADR                     200        3,742
   Circuit City Stores -
      Circuit City Group            500       46,500
   Costco Companies, Inc.           300       24,019
   Dayton-Hudson Corp.              700       45,500
   Gymboree Corp.*                5,700       59,850
   Home Depot, Inc.                 200       12,888
   Kingfisher PLC Sponsored ADR     345        7,938
   Lands' End, Inc.*              1,500       72,750
   Sears, Roebuck & Company         300       13,369
(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                   AGGRESSIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (78.4%) (continued)
  Retail (5.0%) (continued)
   Staples, Inc.                  1,100 $     34,031
   Wal-Mart Stores, Inc.          1,100       53,075

                                             373,662

  Telecommunications (2.9%)
   A T & T Corp.                  1,450       80,927
   Bell Atlantic Corp.              400       26,150
   British Telecommunications
      PLC Sponsored ADR              64       10,960
   Cable & Wireless
      Communications PLC ADR         88        4,268
   Ericsson LM Sponsored ADR        200        6,588
   MCI Worldcom, Inc.               400       34,425
   Nippon Telegraph & Telephone
      Sponsored ADR                 295       18,474
   Singapore Telecom ADR             46          789
   SK Telecom Co. Ltd. ADR          200        3,400
   Swisscom AG Sponsored ADR        100        3,838
   Telebras Sponsored ADR           100        9,019
   Telecom Italia SpA
      Sponsored ADR                 100       10,519
   Telefonica SA ADR               0.02            3
   Telefonos De Mexico
      ADR Class "A'                 100        8,081
   VNU N.V. Sponsored ADR            96        3,836

                                             221,277

  Transportation (1.8%)
   Alexander & Baldwin, Inc.      3,000 $     66,750
   Norfolk Southern Corp.         1,900       57,237
   Peninsular & Oriental
      Sponsored ADR                 290        8,706

                                             132,693

  Utilities (1.1%)
   Korea Electric Power Corp.
      Sponsored ADR                 600       12,300
   PG&E Corp.                     2,100       68,250

                                              80,550

  Miscellaneous (0.3%)
   Fuji Photo Film Ltd. ADR         370       14,060
   UPM-Kymmene Corp.
      Sponsored ADR                 200        6,288

                                              20,348


   Total common stock (cost: $5,358,537)   5,911,211


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                   AGGRESSIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                                                                                 Market
                       Description                                                  Shares        Value


Mutual Funds (3.9%)
  Federated High Yield Fund                                                            33,985 $    297,371


      Total mutual funds (cost: $325,000)                                                          297,371


                                                        Interest      Maturity     Principal
                                                          Rate          Date        Amount

Long-Term Notes and Bonds (15.1%)
  U.S. Government & Agency Obligations (4.5%)
   U.S. Treasury Bonds                                      6.500%      11/15/26 $     50,000       51,945
   U.S. Treasury Bonds                                      8.000%      11/15/21       25,000       30,145
   U.S. Treasury Notes                                      6.250%      02/28/02      250,000      253,750
   U.S. Treasury Inflation Indexed Bonds                    3.375%      01/15/07       52,185       50,032

                                                                                                   385,172

  Mortgage Backed Securities (6.1%)
   Federal Home Loan Mortgage Corp. Gold Pool #C20918       6.000%      01/01/29      100,277       94,318
   FNMA Pool                                                5.625%      05/14/04      100,000       96,906
   GNMA Pool #482825                                        6.000%      11/15/28       99,799       93,301
   GNMA Pool #454007                                        6.500%      04/15/28       97,714       94,042
   GNMA Pool #474143                                        7.000%      04/15/28       85,182       84,100

                                                                                                   462,677

  Corporate Obligations (4.5%)
   Anheuser-Busch Cos. Inc. Debentures                      6.750%      12/15/27       25,000       23,367
   Beckman Coulter                                          6.500%      03/04/08       25,000       23,467
   Ford Motor Credit Corp. Notes                            7.750%      11/15/02       25,000       25,942
   General Motors Acceptance Corp. Notes                    5.850%      04/06/00       25,000       24,972
   GTE Corp. Debentures                                     6.940%      04/15/28       25,000       23,665
   Key Bank NA Notes                                        6.500%      10/15/27       25,000       23,762
   Lehman Brothers Holdings                                 6.500%      10/01/02       25,000       24,667
   Public Service New Mexico                                7.100%      08/01/05       25,000       24,830
   Simon Property Group, Inc.                               6.750%      02/09/04       25,000       24,354
   Sprint Capital Corp.                                     6.875%      11/15/28       25,000       22,666
   Texas-New Mexico Power                                   6.250%      01/15/09       25,000       22,884
   Union Pacific Resources Debentures                       7.050%      05/15/18       25,000       22,518

                                                                                                   287,094

      Total notes and bonds (cost: $1,172,687)                                                   1,135,643

Cash and Cash Equivalents (2.6%)
  BONY Cash Reserve                                                                                194,320

      Total cash and cash equivalents (cost: $194,320)                                             194,320

  Total Investments (cost: $7,050,544)                                                        $  7,538,545

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                          MODERATE INVESTOR PORTFOLIO
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (58.9%)
  Advertising (0.3%)
   Omnicon Group, Inc.              200 $     16,000
   WPP Group PLC
      Sponsored ADR                 100        8,575

                                              24,575

  Aerospace & Air Transport (1.5%)
   Boeing Co.                     1,300       57,443
   Precision Castparts Corp.      1,200       51,000
   U.S. Airways Group, Inc.         200        8,713

                                             117,156

  Automotive & Auto Parts (3.1%)
   Bandag, Inc.                   1,500       52,031
   Carlisle Companies, Inc.       1,000       48,125
   Ford Motor Co.                 1,200       67,725
   Honda Motor Co. Ltd.
      Sponsored ADR                 166       14,401
   TBC Corp.*                     5,200       36,725
   Toyota Motor Corp.
      Sponsored ADR                 132        8,448
   Valeo Sponsored ADR              100        8,250
   Volkswagon AG
      Sponsored ADR                 300        3,870

                                             239,575

  Banks (1.8%)
   Abbey National PLC               374       14,040
   Allied Irish Bank PLC
      Sponsored ADR                 474       12,917
   Argentaria Caja Postal Banco
      Sponsored ADR                 200        9,200
   Bank One Corp.                   900       53,606
   Bank of Tokyo-Mitsubshi Ltd.
      Sponsored ADR                 560        8,155
   Barclays PLC Sponsored ADR        80        9,560
   Development Bank of Singapore
      Ltd. Sponsored ADR             35        1,710
   Fortis (NL) Sponsored ADR        100        3,088
   National Australia Bank Ltd.
      Sponsored ADR                  45        3,780
   National Westminster
      Bank Sponsored ADR             34        4,418
   St. George Bank Ltd.
      Sponsored ADR                 165        2,290
   UBS AGADR                        800       11,936

                                             134,700

  Broadcasting & Publishing (1.6%)
   Cablevision Systems Corp.,
      Class "A"                     200 $     14,000
   CBS Corp.                        500       21,719
   Chris-Craft Industries, Inc.*    721       33,976
   Gannett Co., Inc.                400       28,550
   Meredith Corp.                   500       17,313
   Moore Corp., Ltd.                700        5,863

                                             121,421

  Building (1.0%)
   Cementos De Mexico
      Sponsored ADR                   7           69
   CEMEX SA Sponsored
      ADR Class "B"                 400        3,808
   Fleetwood Enterprises, Inc.    2,300       60,806
   Hanson PLC Sponsored ADR         100        4,438
   Sekisui House Ltd.
      Unsponsored ADR                70        7,553

                                              76,674

  Business & Public Services (1.0%)
   Kelly Services, Inc. Class "A" 1,800       57,825
   Paychex, Inc.                    300        9,563
   Waste Management, Inc.           100        5,375

                                              72,763

  Chemicals (0.2%)
   BASF AG ADR                      200        8,786
   Praxair, Inc.                    200        9,788

                                              18,574

  Computer Equipment &
      Services (2.7%)
   Canon, Inc. Sponsored ADR        561       16,339
   Cisco Systems, Inc.            1,100       70,743
   Equant N.V. ADR                  150       14,119
   Lucent Technologies, Inc.        795       53,613
   Orange PLC ADR                   100        7,550
   Qwest Communications, Inc.       200        6,613
   SAP AG Sponsored ADR             200        6,925
   TDK Corp. ADR                     86        7,917
   Telxon Corp.                     500        3,969
   Vodafone Airtouch PLC
      Sponsored ADR                 100       19,700

                                             207,488



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                    MODERATE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (58.9%) (continued)
  Computer Hardware (2.2%)
   Compaq Computer Corp.            400 $      9,475
   Dell Computer Corp.            1,100       40,700
   International Business
      Machines Corp.                500       64,625
   Sun Microsystem, Inc.*           800       55,100

                                             169,900

  Computer Software &
      Services (2.6%)
   American Online, Inc.            100       11,050
   At Home Corp.                    200       10,788
   Autodesk, Inc.                   900       26,606
   BMC Software, Inc.               200       10,800
   Microsoft Corp.                  800       72,150
   Sterling Software, Inc.          300        8,006
   Veritas Software Corp.           100        9,494
   Yahoo!, Inc.                     300       51,675

                                             200,569

  Diversified (0.1%)
   Keppel Ltd. Sponsored ADR        141          960
   Vivendi Sponsored ADR            300        4,860

                                               5,820

  Electrical Equipment &
      Electronics (2.9%)
   Dixons Group PLC ADR             100        5,603
   Electrolux AB ADR Class "B"      200        8,400
   Honeywell, Inc.                  100       11,587
   Intel Corp.                    1,200       71,400
   Koninklijke Philips Electronics
      NV Sponsored ADR               52        5,246
   Matsushita Electric
      Industrial Co., Ltd. ADR       37        7,338
   Minebea Company
      Ltd. Sponsored ADR            400        8,920
   Mitsui Co. Ltd. Sponsored ADR     56        8,008
   Nokia Corporation
      Sponsored ADR                 160       14,650
   Park Electrochemical Corp.       700       20,125
   Sony Corp. ADR                   139       15,342
   ST Microelectronics N.V. ADR     200       13,875
   Texas Instruments, Inc.          200       29,000

                                             219,494

  Entertainment & Leisure (0.2%)
   Accor SA Sponsored ADR           200        5,022
   Nintendo Company Ltd. ADR        600       10,536

                                              15,558

  Financial Services (2.8%)
   Allied Zurich PLC
      Sponsored ADR                 561 $     14,233
   American Express Co.             200       26,024
   Amvescap PLC Sponsored ADR        65        3,023
   Anglo American PLC ADR            98        4,656
   Associates First Capital Corp.   518       22,954
   Citigroup, Inc.                1,350       64,124
   Countrywide Credit
      Industries, Inc.              200        8,550
   Federal Home Loan
      Mortgage Corp.                200       11,600
   Federal National Mortgage
      Association                   300       20,513
   ING Groep N.V.
      Sponsored ADR                  92        5,060
   Nomura Securities Ltd. ADR        80        9,366
   Orix Corp. Sponsored ADR         200        9,300
   Istituto Bancario
      San Paolo SpA ADR             400       11,000

                                             210,403

  Food, Beverage, Tobacco (1.6%)
   Coca-Cola Co.                    300       18,750
   Compass Group PLC
      Sponsored ADR                 963        9,542
   LVMH Moet Hennesey
      Sponsored ADR                 110        6,573
   Michael Foods, Inc.            2,400       56,400
   Pepsico, Inc.                    400       15,475
   Philip Morris Companies, Inc.    400       16,075

                                             122,815

  Furniture & Apparel (4.5%)
   Authentic Fitness Corp.          400        7,000
   Hillenbrand Industries, Inc.   1,100       47,575
   Kellwood Co.                   1,700       46,113
   La-Z-Boy, Inc.                 3,500       80,500
   Liz Claiborne, Inc.            1,900       69,350
   Kimball International, Inc.
      Class "B"                   1,700       28,688
   Reebok International*          3,500       65,187

                                             344,413

  Health Care (5.1%)
   Acuson Corp.*                  1,800       30,938
   Amgen, Inc.                      600       36,525
   Bristol-Myers Squibb Co.         900       63,393
   Glaxo Wellcome PLC
      Sponsored ADR                 200       11,325
(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                    MODERATE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (58.9%) (continued)
  Health Care (5.1%) (continued)
   Johnson & Johnson                300 $     29,400
   McKesson HBOC, Inc.              400       12,850
   Merck & Co.                    1,100       81,400
   Novartis AG ADR                   57        4,162
   Nycomed Amersham PLC
      Sponsored ADR                 100        3,563
   Pfizer, Inc.                     200       21,950
   Roche Holding Ltd. ADR           110       11,307
   Schering-Plough Corp.            600       31,800
   Smithkline Beechman PLC ADR      189       12,486
   Warner-Lambert Co.               500       34,687

                                             385,786

  Hospital Management (0.3%)
   Pacificare Health Systems, Inc.  100        7,194
   Wellpoint Health Networks, Inc.  200       16,975

                                              24,169

  Household Products (0.6%)
   Colgate-Palmolive Co.            100        9,874
   Proctor & Gamble Co.             400       35,700
   Unilever PLC Sponsored ADR        73        2,719

                                              48,293

  Insurance (2.0%)
   Aegon N.V. Sponsored ADR          52        3,848
   Aetna, Inc.                      400       35,775
   AXA-UAP Sponsored ADR            150        9,347
   Legal & General Group PLC
      Sponsored ADR                 300        3,816
   Ohio Casualty Corp.            1,300       46,963
   Washington Mutual, Inc.        1,400       49,524

                                             149,273

  Machinery (1.5%)
   Applied Materials, Inc.          500       36,938
   Baldor Electric Co.            3,100       61,612
   Mannesmann AG
      Sponsored ADR                  81       12,112

                                             110,662

  Manufacturing (1.8%)
   Corning, Inc.                    400       28,050
   General Electric Co.             800       90,400
   General Electric Co. PLC ADR     600        6,114
   Invensys PLC Sponsored ADR       969        9,167
   Southcorp Ltd. Sponsored ADR     100        2,019

                                             135,750

  Merchandising -
      Food & Drug (1.6%)
   Albertson's, Inc.                300 $     15,469
   ITO Yokad Ltd. Sponsored ADR     100        6,788
   Koninklijke Ahold N.V.
      Sponsored ADR                 100        3,463
   Kroger Co.                       600       16,762
   Longs Drug Stores, Inc.        1,900       65,668
   Safeway, Inc.                    100        4,950
   Whole Foods Market, Inc.         200        9,613

                                             122,713

  Metals & Mining (4.2%)
   AK Steel Holding Corp.         2,900       65,250
   ALCOA, Inc.                    1,500       92,812
   Broken Hill Proprietary
      Company Ltd. ADR              216        5,117
   Cleveland-Cliffs, Inc.         1,400       45,325
   Oregon Steel Mills, Inc.       3,600       47,925
   Phelps Dodge Corp.             1,000       61,938

                                             318,367

  Oil & Oil Services (3.2%)
   BP Amoco PLC
      Sponsored ADR                 163       17,686
   Royal Dutch Petroleum Co.      1,200       72,300
   Tidewater, Inc.                2,100       64,050
   Total Fina SA Sponsored ADR      100        6,444
   Transocean offshore, Inc.        600       15,750
   Valero Energy Corp.            3,300       70,743

                                             246,973

  Real Estate Development (0.3%)
   City Developments Ltd.
      Sponsored ADR                 225        1,440
   Starwood Financial Trust
      Class "A"                     400       24,800

                                              26,240

  Retail (3.4%)
   Cifra SA ADR                     200        3,742
   Circuit City Stores -
      Circuit City Group            300       27,900
   Costco Companies, Inc.           200       16,013
   Dayton-Hudson Corp.              400       26,000
   Gymboree Corp.*                4,500       47,250
   Home Depot, Inc.                 100        6,444
   Kingfisher PLC Sponsored ADR     339        7,800
   Lands' End, Inc.*              1,200       58,200
   Sears, Roebuck & Company         200        8,913
(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                    MODERATE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (58.9%) (continued)
  Retail (3.4%) (continued)
   Staples, Inc.                    700 $     21,656
   Wal-Mart Stores, Inc.            700       33,774

                                             257,692

  Telecommunications (2.2%)
   A T & T Corp.                    950       53,021
   Bell Atlantic Corp.              200       13,075
   British Telecommunications
      PLC Sponsored ADR              62       10,618
   Cable & Wireless
      Communications PLC ADR         88        4,268
   Ericsson LM Sponsored ADR        200        6,588
   MCI Worldcom, Inc.               300       25,818
   Nippon Telegraph & Telephone
      Sponsored ADR                 293       18,349
   Singapore Telecom ADR             46          789
   SK Telecom Co. Ltd. ADR          200        3,400
   Swisscom AG Sponsored ADR        100        3,838
   Telebras Sponsored ADR           100        9,019
   Telecom Italia SpA
      Sponsored ADR                 100       10,519
   Telefonica SA ADR               0.02            3
   Telefonos De Mexico
      ADR Class "A'                 100        8,081
   VNU N.V. Sponsored ADR            95        3,796

                                             171,182

  Transportation (1.4%)
   Alexander & Baldwin, Inc.      2,400       53,400
   Norfolk Southern Corp.         1,600       48,200
   Peninsular & Oriental
      Sponsored ADR                 286        8,585

                                             110,185

  Utilities (0.9%)
   Korea Electric Power Corp.
      Sponsored ADR                 500 $     10,250
   PG&E Corp.                     1,700       55,250

                                              65,500

  Miscellaneous (0.3%)
   Fuji Photo Film Ltd. ADR         367       13,945
   UPM-Kymmene Corp.
      Sponsored ADR                 200        6,288

                                              20,233


   Total common stock (cost: $4,129,751)   4,494,916


  Money Market Mutual Funds (2.2%)
   Federated Investors
     Prime Obligation           170,000      170,000


   Total money market
     mutual funds (cost: $170,000)           170,000


  Mutual Funds (3.6%)
   Federated High Yield Fund     31,195      272,957


   Total mutual funds (cost: $300,000)       272,957

*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                    MODERATE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value


Long-Term Notes and Bonds (31.5%)
  U.S. Government & Agency Obligations (11.8%)
   U.S. Treasury Bonds                                      6.500%      11/15/26 $    125,000 $    129,864
   U.S. Treasury Bonds                                      8.000%      11/15/21       50,000       60,289
   U.S. Treasury Notes                                      6.250%      04/30/01      375,000      379,748
   U.S. Treasury Notes                                      6.250%      02/28/02      325,000      329,875
   U.S. Treasury Inflation Indexed Bonds                    3.375%      01/15/07      104,370      100,065

                                                                                                   999,841

  Mortgage Backed Securities (10.9%)
   Federal Home Loan Mortgage Corp. Gold Pool #C20918       6.000%      01/01/29      150,415      141,477
   FNMA Pool                                                5.625%      05/14/04      150,000      145,359
   GNMA Pool #482825                                        6.000%      11/15/28      149,698      139,951
   GNMA Pool #454007                                        6.500%      04/15/28      219,857      211,595
   GNMA Pool #474143                                        7.000%      04/15/28      191,659      189,247

                                                                                                   827,629

  Corporate Obligations (8.8%)
   Anheuser-Busch Cos. Inc. Debentures                      6.750%      12/15/27       50,000       46,734
   Beckman Coulter                                          7.450%      03/04/08       50,000       46,934
   Ford Motor Credit Corp. Notes                            7.750%      11/15/02       50,000       51,884
   General Motors Acceptance Corp. Notes                    5.850%      04/06/00       50,000       49,945
   GTE Corp. Debentures                                     6.940%      04/15/28       50,000       47,330
   Key Bank NA Notes                                        6.500%      10/15/27       50,000       47,525
   Lehman Brothers Holdings                                 6.500%      10/01/02       50,000       49,332
   Public Service New Mexico                                7.100%      08/01/05       50,000       49,660
   Simon Property Group, Inc.                               6.750%      02/09/04       50,000       48,708
   Sprint Capital Corp.                                     6.875%      11/15/28       50,000       45,331
   Texas-New Mexico Power                                   6.250%      01/15/09       50,000       45,768
   Union Pacific Resources Debentures                       7.050%      05/15/18       50,000       45,036

                                                                                                   574,187

      Total notes and bonds (cost: $2,468,759)                                                   2,401,657

Short-Term Notes and Bonds (2.0%)
   American General Finance                                 4.780%      07/06/99      150,000      149,900

      Total short-term notes and bonds (cost: $149,900)                                            149,900

Cash and Cash Equivalents (1.8%)
  BONY Cash Reserve                                                                                134,110

      Total cash and cash equivalents (cost: $134,110)                                             134,110

  Total Investments (cost: $7,352,520)                                                        $  7,623,540

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                        CONSERVATIVE INVESTOR PORTFOLIO
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (40.8%)
  Advertising (0.2%)
   Omnicon Group, Inc.              100 $      8,000
   WPP Group PLC
      Sponsored ADR                  44        3,773

                                              11,773

  Aerospace & Air Transport (1.1%)
   Boeing Co.                       800       35,350
   Precision Castparts Corp.        700       29,750
   U.S. Airways Group, Inc.         100        4,356

                                              69,456

  Automotive & Auto Parts (2.1%)
   Bandag, Inc.                     900       31,219
   Carlisle Companies, Inc.         600       28,875
   Ford Motor Co.                   700       39,506
   Honda Motor Co. Ltd.
      Sponsored ADR                  77        6,680
   TBC Corp.*                     3,000       21,187
   Toyota Motor Corp.
      Sponsored ADR                  61        3,904
   Valeo Sponsored ADR               43        3,548
   Volkswagon AG
      Sponsored ADR                 179        2,309

                                             137,228

  Banks (1.1%)
   Abbey National PLC               173        6,494
   Allied Irish Bank PLC
      Sponsored ADR                 200        5,450
   Argentaria Caja Postal Banco
      Sponsored ADR                 100        4,600
   Bank One Corp.                   600       35,738
   Bank of Tokyo-Mitsubshi Ltd.
      Sponsored ADR                 259        3,772
   Barclays PLC Sponsored ADR        36        4,302
   Development Bank of Singapore
      Ltd. Sponsored ADR             16          782
   Fortis (NL) Sponsored ADR         29          896
   National Australia Bank Ltd.
      Sponsored ADR                  21        1,764
   National Westminster
      Bank Sponsored ADR             16        2,079
   St. George Bank Ltd.
      Sponsored ADR                  79        1,096
   UBS AGADR                        373        5,565

                                              72,538

  Broadcasting & Publishing (1.0%)
   Cablevision Systems Corp.,
      Class "A"                     100 $      7,000
   CBS Corp.                        300       13,031
   Chris-Craft Industries, Inc.*    415       19,557
   Gannett Co., Inc.                200       14,275
   Meredith Corp.                   300       10,388
   Moore Corp., Ltd.                400        3,350

                                              67,601

  Building (0.7%)
   Cementos De Mexico
      Sponsored ADR                   3           29
   CEMEX SA Sponsored
      ADR Class "B"                 200        1,904
   Fleetwood Enterprises, Inc.    1,300       34,369
   Hanson PLC Sponsored ADR         143        6,346
   Sekisui House Ltd.
      Unsponsored ADR                23        2,482

                                              45,130

  Business & Public Services (0.8%)
   Kelly Services, Inc. Class "A" 1,100       35,338
   Paychex, Inc.                    250        7,968
   Waste Management, Inc.           100        5,375

                                              48,681

  Chemicals (0.1%)
   BASF AG ADR                      100        4,393
   Praxair, Inc.                    100        4,894

                                               9,287

  Computer Equipment &
      Services (1.8%)
   Canon, Inc. Sponsored ADR        261        7,602
   Cisco Systems, Inc.              700       45,018
   Equant N.V. ADR                   69        6,495
   Lucent Technologies, Inc.        447       30,144
   Orange PLC ADR                    44        3,322
   Qwest Communications, Inc.       100        3,306
   SAP AG Sponsored ADR             100        3,463
   Telxon Corp.                     400        3,175
   TDK Corp. ADR                     78        7,181
   Vodafone Airtouch PLC
      Sponsored ADR                  44        8,668

                                             118,374


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                  CONSERVATIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (40.8%) (continued)
  Computer Hardware (1.6%)
   Compaq Computer Corp.            300 $      7,106
   Dell Computer Corp.              700       25,900
   International Business
      Machines Corp.                300       38,775
   Sun Microsystem, Inc.*           500       34,438

                                             106,219

  Computer Software &
      Services (1.8%)
   At Home Corp.                    100        5,394
   Autodesk, Inc.                   500       14,781
   BMC Software, Inc.               100        5,400
   Microsoft Corp.                  500       45,093
   Sterling Software, Inc.          200        5,338
   Veritas Software Corp.           100        9,494
   Yahoo!, Inc.                     200       34,450

                                             119,950

  Diversified (0.1%)
   Keppel Ltd. Sponsored ADR         69          470
   Vivendi Sponsored ADR            100        1,620

                                               2,090

  Electrical Equipment &
      Electronics (1.7%)
   Electrolux AB ADR Class "B"      100        4,200
   Dixons Group PLC ADR              45        2,521
   Honeywell, Inc.                  100       11,588
   Intel Corp.                      800       47,600
   Koninklijke Philips Electronics
      NV Sponsored ADR               22        2,219
   Matsushita Electric
      Industrial Co., Ltd. ADR       17        3,371
   Minebea Company
      Ltd. Sponsored ADR            160        3,568
   Mitsui Co. Ltd. Sponsored ADR     26        3,718
   Nokia Corporation
      Sponsored ADR                  52        4,761
   Park Electrochemical Corp.       200        5,750
   Sony Corp. ADR                    68        7,506
   ST Microelectronics N.V. ADR      88        6,105
   Texas Instruments, Inc.          100       14,500

                                             117,407

  Entertainment & Leisure (0.1%)
   Accor SA Sponsored ADR            93        2,335
   Nintendo Company Ltd. ADR        200        3,512

                                               5,847

  Financial Services (1.8%)
   Allied Zurich PLC
      Sponsored ADR                 266 $      6,748
   American Express Co.             100       13,013
   Amvescap PLC Sponsored ADR        29        1,349
   Anglo American PLC ADR            40        1,905
   Associates First Capital Corp.   314       13,913
   Citigroup, Inc.                  800       38,000
   Countrywide Credit
      Industries, Inc.              100        4,275
   Federal Home Loan
      Mortgage Corp.                100        5,800
   Federal National Mortgage
      Association                   200       13,675
   ING Groep N.V.
      Sponsored ADR                  42        2,310
   Nomura Securities Ltd. ADR        38        4,449
   Orix Corp. Sponsored ADR          98        4,557
   Istituto Bancario
      San Paolo SpA ADR             199        5,473

                                             115,467

  Food, Beverage, Tobacco (1.1%)
   Coca-Cola Co.                    200       12,500
   Compass Group PLC
      Sponsored ADR                 435        4,311
   LVMH Moet Hennesey
      Sponsored ADR                  48        2,892
   Michael Foods, Inc.            1,200       28,200
   Pepsico, Inc.                    300       11,606
   Philip Morris Companies, Inc.    300       12,056

                                              71,565

  Furniture & Apparel (3.0%)
   Authentic Fitness Corp.          200        3,500
   Hillenbrand Industries, Inc.     600       25,950
   Kellwood Co.                   1,100       29,837
   La-Z-Boy, Inc.                 2,100       48,300
   Liz Claiborne, Inc.            1,100       40,150
   Kimball International, Inc.
      Class "B"                     700       11,813
   Reebok International*          2,000       37,250

                                             196,800

  Health Care (3.7%)
   Acuson Corp.*                  1,100       18,906
   Amgen, Inc.                      400       24,350
   Bristol-Myers Squibb Co.         600       42,262
   Glaxo Wellcome PLC
      Sponsored ADR                 100        5,663
(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                  CONSERVATIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (40.8%) (continued)
  Health Care (3.7%) (continued)
   Johnson & Johnson                200 $     19,600
   McKesson HBOC, Inc.              200        6,425
   Merck & Co.                      800       59,200
   Novartis AG ADR                   26        1,898
   Nycomed Amersham PLC
      Sponsored ADR                  44        1,568
   Pfizer, Inc.                     100       10,975
   Roche Holding Ltd. ADR            50        5,140
   Schering-Plough Corp.            400       21,200
   Smithkline Beechman PLC ADR       85        5,615
   Warner-Lambert Co.               300       20,812

                                             243,614

  Hospital Management (0.4%)
   Pacificare Health Systems, Inc.  100        7,194
   Wellpoint Health Networks, Inc.  200       16,975

                                              24,169

  Household Products (0.6%)
   Colgate-Palmolive Co.            100        9,875
   Proctor & Gamble Co.             300       26,775
   Unilever PLC Sponsored ADR        40        1,490

                                              38,140

  Insurance (1.5%)
   Aegon N.V. Sponsored ADR          24        1,776
   Aetna, Inc.                      300       26,831
   AXA-UAP Sponsored ADR             69        4,300
   Legal & General Group PLC
      Sponsored ADR                 100        1,272
   Ohio Casualty Corp.              800       28,900
   Washington Mutual, Inc.          900       31,837

                                              94,916

  Machinery (1.0%)
   Applied Materials, Inc.          300       22,163
   Baldor Electric Co.            1,800       35,774
   Mannesmann AG
      Sponsored ADR                  28        4,187

                                              62,124

  Manufacturing (1.2%)
   Corning, Inc.                    200       14,024
   General Electric Co.             500       56,500
   General Electric Co. PLC ADR     300        3,057
   Invensys PLC Sponsored ADR       443        4,191
   Southcorp Ltd. Sponsored ADR      45          909

                                              78,681

  Merchandising -
      Food & Drug (1.2%)
   Albertson's, Inc.                200 $     10,313
   ITO Yokad Ltd. Sponsored ADR      53        3,597
   Koninklijke Ahold N.V.
      Sponsored ADR                  47        1,628
   Kroger Co.                       400       11,175
   Longs Drug Stores, Inc.        1,200       41,475
   Safeway, Inc.                    100        4,950
   Whole Foods Market, Inc.         100        4,806

                                              77,944

  Metals & Mining (2.9%)
   AK Steel Holding Corp.         1,800       40,500
   ALCOA, Inc.                      900       55,687
   Broken Hill Proprietary
      Company Ltd. ADR              100        2,369
   Cleveland-Cliffs, Inc.           800       25,900
   Oregon Steel Mills, Inc.       1,800       23,963
   Phelps Dodge Corp.               600       37,162

                                             185,581

  Oil & Oil Services (2.3%)
   BP Amoco PLC
      Sponsored ADR                  77        8,355
   Royal Dutch Petroleum Co.        700       42,175
   Tidewater, Inc.                1,300       39,650
   Total Fina SA Sponsored ADR       90        5,799
   Transocean offshore, Inc.        400       10,500
   Valero Energy Corp.            1,900       40,731

                                             147,210

  Real Estate Development (0.2%)
   City Developments Ltd.
      Sponsored ADR                 104          666
   Starwood Financial Trust
      Class "A"                     200       12,400

                                              13,066

  Retail (2.4%)
   Cifra SA ADR                     100        1,871
   Circuit City Stores -
      Circuit City Group            200       18,600
   Costco Companies, Inc.           100        8,006
   Dayton-Hudson Corp.              300       19,500
   Gymboree Corp.*                2,400       25,200
   Home Depot, Inc.                 100        6,444
   Kingfisher PLC Sponsored ADR     152        3,498
   Lands' End, Inc.*                600       29,100
   Sears, Roebuck & Company         100        4,456
(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                  CONSERVATIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                   (unaudited)
                                           Market
         Description           Shares       Value


 Common Stock (40.8%) (continued)
  Retail (2.4%) (continued)
   Staples, Inc.                    500 $     15,469
   Wal-Mart Stores, Inc.            500       24,125

                                             156,269

  Telecommunications (1.7%)
   A T & T Corp.                    750       41,858
   Bell Atlantic Corp.              200       13,075
   British Telecommunications
      PLC Sponsored ADR              27        4,624
   Cable & Wireless
      Communications PLC ADR         41        1,989
   Ericsson LM Sponsored ADR        100        3,294
   MCI Worldcom, Inc.               200       17,213
   Nippon Telegraph & Telephone
      Sponsored ADR                 134        8,392
   Singapore Telecom ADR             21          360
   SK Telecom Co. Ltd. ADR          100        1,700
   Swisscom AG Sponsored ADR         45        1,727
   Telebras Sponsored ADR            44        3,968
   Telecom Italia SpA
      Sponsored ADR                  44        4,628
   Telefonos De Mexico
      ADR Class "A'                  44        3,556
   VNU N.V. Sponsored ADR            42        1,678

                                             108,062

  Transportation (1.0%)
   Alexander & Baldwin, Inc.      1.400       31,150
   Norfolk Southern Corp.         1,100       33,137
   Peninsular & Oriental
      Sponsored ADR                 128        3,843

                                              68,130

  Utilities (0.5%)
   Korea Electric Power Corp.
      Sponsored ADR                 300 $      6,150
   PG&E Corp.                       900       29,250

                                              35,400

  Miscellaneous (0.1%)
   Fuji Photo Film Ltd. ADR         169        6,422
   UPM-Kymmene Corp.
      Sponsored ADR                 100        3,144

                                               9,566


   Total common stock (cost: $2,443,631)   2,658,285


  Money Market Mutual Funds (2.3%)
   Federated Investors
     Prime Obligation           150,000      150,000


   Total money market
     mutual funds (cost: $150,000)           150,000


  Mutual Funds (3.4%)
   Federated High Yield Fund     25,615      224,129


   Total mutual funds (cost: $250,000)       224,129

*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

                         AUL American Series Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                  CONSERVATIVE INVESTOR PORTFOLIO (continued)
                                 June 30, 1999
                                  (unaudited)
                                                        Interest      Maturity     Principal     Market
                       Description                        Rate          Date        Amount        Value


Long-Term Notes and Bonds (47.0%)
  U.S. Government & Agency Obligations (14.3%)
   U.S. Treasury Bonds                                      6.500%      11/15/26 $    125,000 $    129,864
   U.S. Treasury Bonds                                      8.000%      11/15/21       75,000       90,434
   U.S. Treasury Notes                                      6.250%      04/30/01      550,000      556,963
   U.S. Treasury Notes                                      6.250%      02/28/02      150,000      152,250
   U.S. Treasury Inflation Indexed Bonds                    3.375%      01/15/07      156,555      150,096

                                                                                                 1,079,607

  Mortgage Backed Securities (17.2%)
   Federal Home Loan Mortgage Corp. Gold Pool #C20918       6.000%      01/01/29      200,553      188,636
   FNMA Pool                                                5.625%      05/14/04      200,000      193,812
   GNMA Pool #482825                                        6.000%      11/15/28      199,597      186,601
   GNMA Pool #456155                                        6.500%      04/15/28      289,382      278,507
   GNMA Pool #474143                                        7.000%      04/15/28      276,840      273,358

                                                                                                 1,120,914

  Corporate Obligations (15.5%)
   Anheuser-Busch Cos. Inc. Debentures                      6.750%      12/15/27       75,000       70,102
   Beckman Coulter                                          7.450%      03/04/08       75,000       70,402
   Ford Motor Credit Corp. Notes                            7.750%      11/15/02       75,000       77,827
   General Motors Acceptance Corp. Notes                    5.850%      04/06/00       75,000       74,916
   GTE Corp. Debentures                                     6.940%      04/15/28       75,000       70,994
   Key Bank NA Notes                                        6.500%      10/15/27       75,000       71,287
   Lehman Brothers Holdings                                 6.500%      10/01/02       75,000       74,000
   Public Service New Mexico                                7.100%      08/01/05       75,000       74,490
   Simon Property Group, Inc.                               6.750%      02/09/04       75,000       73,062
   Sprint Capital Corp.                                     6.875%      11/15/28       75,000       67,997
   Texas-New Mexico Power                                   6.250%      01/15/09       75,000       68,652
   Union Pacific Resources Debentures                       7.050%      05/15/18       75,000       67,553

                                                                                                   861,282

      Total notes and bonds (cost: $3,153,241)                                                   3,061,803

Short-Term Notes and Bonds (2.0%)
   American General Finance                                 4.780%      07/06/99      150,000      149,900
   John Deere Capital Corp.                                 4.780%      07/09/99      150,000      149,900

      Total short-term notes and bonds (cost: $299,800)                                            299,800

Cash and Cash Equivalents (1.9%)
  BONY Cash Reserve                                                                                118,406

      Total cash and cash equivalents (cost: $118,406)                                             118,406

  Total Investments (cost: $6,415,078)                                                        $  6,512,423

All investments are in United States enterprises.
The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
1.  Summary of Significant Accounting Policies

The AUL American Series Fund, Inc. (Fund) was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to separate investment portfolios consisting of the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Tactical Asset Allocation Portfolio (Tactical Asset), Aggressive Investor Portfolio, Moderate Investor Portfolio and Conservative Investor Portfolio, hereinafter, referred to as Portfolios. The Aggressive Investor Portfolio, Moderate Investor Portfolio, and Conservative Investor Portfolio are collectively referred to as the LifeStyle Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 10, 1990.

  Investments

Securities traded on a national or international securities exchange are valued at the last trade price. Listed securities for which no sale was reported on the valuation date are valued at the latest bid price. Short-term notes are valued at amortized cost which approximates market value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price as quoted by one or more dealers who make a market in such securities. U.S. Government obligations are valued at the latest bid price; however, short term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates market value.

The Money Market Portfolio securities are valued at amortized cost. The Fund's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the
Investment Advisor) reviews this method of valuation to ensure that the portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

  Income and Expense

Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis.

  Foreign Currency Transactions

The accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized foreign currency exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.s. dollar value of the amounts actually received or paid. net unrealized foreign currency translation gains or losses arise from changes in the value of assets and liabilities, other than portfolio securities, resulting from changes in the exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of portfolio securities are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

  Forward Foreign Currency Exchange Contracts

The Tactical Asset Allocation and LifeStyle Portfolios may enter into forward foreign currency exchange contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or to hedge the Portfolios' exposure to foreign currency exchange rate fluctuations. When required, the Portfolios will segregate assets in an amount sufficient to cover their obligations under the hedge contracts. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Forward contracts involve elements of market risk in excess of the amount reflected in the Statements of Net Assets.

The Portfolios bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

There are no outstanding forward foreign currency exchange contracts.

  Deferred Organization  Costs

Expenses incurred by the Fund in connection with its organization have been capitalized and are amortized over five years on a straight-line basis.

  Taxes

The fund qualifies as a regulated investment company under section M of the Internal Revenue Code. The Fund's policy is to distribute all income to shareholders, therefore, no provision has been made for income taxes.

  Dividend  and Capital  Gain  Distributions

For the Money Market Portfolio, dividends from net investment income are declared and paid daily. During 1999, for all other portfolios, dividends from net investment income will be declared and paid annually. Distributions from net realized gains on investments are declared and paid at least annually for all portfolios.

  Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Transactions with AUL
As of June 30, 1999, AUL's investment at value in the Fund is:
                           Equity                    $  6,958,772
                           Tactical Asset Allocation      672,563
                           Aggressive Investor          5,515,000
                           Moderate Investor            5,369,000
                           Conservative Investor        5,285,000

                                                     $ 23,800,335

The Fund has an investment advisory agreement with AUL to act as its investment advisor. AUL has a sub-advisory agreement with Dean Investment Associates (Dean) under which Dean acts as the Sub-Advisor to the Tactical Asset Allocation Portfolio. AUL also has a sub-advisory agreement with Credit Suisse Asset Management under which Credit Suisse Asset Management acts as the Sub-Advisor to a portion of the assets of the LifeStyle Portfolios.

AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% of the average daily net assets during the year. For the six months ended June 30, 1999, AUL's investment advisory fee was reduced for the LifeStyle Portfolios. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction.

Under the Investment Advisory Agreement, the Investment Adviser is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:
                           Equity                         0.50%
                           Money Market                   0.40%
                           Bond                           0.50%
                           Managed                        0.50%
                           Tactical Asset Allocation      0.80%
                           Aggressive Investor            0.70%
                           Moderate Investor              0.70%
                           Conservative Investor          0.70%

AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fee incurred during the six months ended June 30, 1999, for all of the Portfolios was $858,324.

As a result of certain Portfolio expenses exceeding 1% of the average daily net assets, AUL has reduced its investment advisory fee by:
                                                     1999       Previous Years

                       Tactical Asset Allocation $          0    $     11,951
                       Aggressive Investor             27,880          20,889
                       Moderate Investor               25,169          21,689
                       Conservative Investor           27,452          21,330

                                                 $     80,501    $     75,859

During 1999 AUL has increased its advisory fee for the Tactical Asset Allocation Portfolio by $170.

Certain directors of the Fund are officers of AUL.

3. Agreements with Banks

The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, and as the fund accountant.

4. Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 1999, were:

                                                                  Portfolio
                                      Equity     Money Market        Bond         Managed   Tactical Asset


   Common Stock:
     Purchases                    $  13,413,229  $           -  $           - $   5,780,426 $     690,112
     Proceeds from sales             17,215,351              -              -     8,205,474       976,567
   Corporate Bonds:
     Purchases                                -              -      9,787,074     3,010,417       251,145
     Proceeds from sales                      -              -      5,644,682     2,936,205       305,522
   Government Bonds:
     Purchases                                -              -     20,533,881    10,755,474       598,635
     Proceeds from sales                      -              -     20,397,071     7,661,515       302,436

                                             LifeStyle Portfolios
                                    Aggressive     Moderate      Conservative
                                     Investor      Investor        Investor


   Common Stock:
     Purchases                    $   2,256,156  $   1,925,815  $     941,220
     Proceeds from sales              2,159,425      1,817,917      1,135,480
   Corporate Bonds:
     Purchases                          148,293        296,587        444,880
     Proceeds from sales                      -              -              -
   Government Bonds:
     Purchases                          581,214        770,325        807,245
     Proceeds from sales                432,373        654,993        911,051

5.  Authorized Capital Shares

The Fund has 325,000,000 authorized shares of $.001 par value capital stock, which includes 20,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

                           Equity Portfolio                     20,000,000
                           Money Market Portfolio              125,000,000
                           Bond Portfolio                       20,000,000
                           Managed Portfolio                    40,000,000
                           Tactical Asset Allocation Portfolio  25,000,000
                           Aggressive Investor Portfolio        25,000,000
                           Moderate Investor Portfolio          25,000,000
                           Conservative Investor Portfolio      25,000,000

                                                               305,000,000

6.  Net Assets
Net Assets at June 30, 1999, are:

                                                                  Portfolio
                                      Equity     Money Market        Bond         Managed   Tactical Asset


   Proceeds from shares sold
     and reinvested distributions $ 127,734,757  $ 503,457,204  $ 129,397,338 $ 108,261,778 $   7,477,387
   Cost of shares redeemed          (59,607,984)  (404,473,352)   (78,199,732)              (47,039,506)  (1,667,967)
   Undistributed net investment
     income                             710,354              -      1,424,249     1,208,496        81,245
   Undistributed net realized
     gain                            12,192,477              -        (27,197)              5,519,454     81,079
   Unrealized appreciation
     (depreciation)                  19,505,692              -     (1,156,298)              8,776,227     599,670

                                  $ 100,535,296  $  98,983,852  $  51,438,360 $  76,726,449 $   6,571,414

                                             LifeStyle Portfolios

                                    Aggressive     Moderate      Conservative
                                     Investor      Investor        Investor


   Proceeds from shares sold
     and reinvested distributions $   7,149,612  $   7,235,391  $   6,522,886
   Cost of shares redeemed             (468,086)      (190,749)      (349,773)
   Undistributed net investment
     income                              52,518         81,761        101,596
   Undistributed net realized
     gain                               250,563        213,242        186,075
   Unrealized appreciation
     (depreciation)                     488,001        271,020         97,345

                                  $   7,472,608  $   7,610,665  $   6,558,129

7.  Unrealized Appreciation (Depreciation)

Unrealized Appreciation (Depreciation) for book and tax purposes at June 30, 1999, are:

                                                                  Portfolio
                                      Equity     Money Market        Bond         Managed   Tactical Asset


     Appreciation                 $  23,051,184  $           -  $     148,775 $  11,089,853 $     894,148
     Depreciation                    (3,545,492)             -     (1,305,073)              (2,313,626)   (294,478)

                                  $  19,505,692  $           -  $  (1,156,298)            $ 8,776,227   $ 599,670

                                             LifeStyle Portfolios
                                    Aggressive     Moderate      Conservative
                                     Investor      Investor        Investor


     Appreciation                 $     879,947  $     621,051  $     376,888
     Depreciation                      (391,946)      (350,031)      (279,543)

                                  $     488,001  $     271,020  $      97,345

8.  Net Shareholders
Shares outstanding at June 30, 1999, are:

                                                                  Portfolio
                                      Equity     Money Market        Bond         Managed   Tactical Asset


   AUL                                  309,609              -              -             -        50,001
   Dean Investment Associates                 -              -              -             -        50,000
   AUL American Unit Trust            1,914,587     15,442,318      1,256,259     1,837,953         3,285
   AUL Group Retirement Annuity
     Separate Account II              1,703,050     73,753,891      2,857,033     2,287,804        16,399
   AUL American Individual
     Unit Trust                         535,443      9,429,119        685,565       672,883       368,851
   AUL American Individual
     Variable Life Unit Trust            10,375        358,524         29,545         4,613             -

                                      4,473,064     98,983,852      4,828,402     4,803,253       488,536

                                             LifeStyle Portfolios
                                    Aggressive     Moderate      Conservative
                                     Investor      Investor        Investor


   AUL                                  500,000        500,000        500,000
   AUL American Unit Trust               13,893         23,154         12,938
   AUl Group Retirement Annuity
     Separate Account I                  54,783         49,972         60,534
   AUL Group Retirement Annuity
     Separate Account II                108,788        135,633         47,004

                                        677,464        708,759        620,476

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                              Equity Portfolio
                                    Six Months
                                       ended                          For years ended
                                   June 30, 1999
                                    (unaudited)   Dec. 31, 1998  Dec. 31, 1997  Dec. 31, 1996    Dec. 31, 1995


   Per Share Data:
   Investment Income              $        0.22  $        0.48  $        0.42  $        0.39  $       0.37
   Expense                                 0.06           0.13           0.13           0.11          0.09

   Net investment income                   0.16           0.35           0.29           0.28          0.28

   Net gain (loss) on investments          2.05           1.23           4.64           2.44          2.12

   Shareholder distributions:
     Net investment income                    -          (0.35)         (0.30)         (0.28)        (0.27)
     Realized gain                            -          (1.99)         (0.25)             -         (0.19)


   Net increase (decrease)                 2.21          (0.76)          4.38           2.44          1.94
   Net asset value at
     beginning of period                  20.27          21.03          16.65          14.21         12.27

   Net asset value at end
      of period                   $       22.48  $       20.27  $       21.03  $       16.65  $      14.21



   Ratio to average net assets:*
     Expense                               0.60%          0.62%          0.66%          0.70%        0.70%
     Net investment income                 1.48%          1.61%          1.52%          1.81%        2.08%

   Total return**                         10.87%          7.10%         29.59%         19.17%       19.45%

   Portfolio turnover rate                   18%            23%             9%            11%          10%

   Shares outstanding                 4,473,064      4,710,131      3,816,406      3,042,989    2,483,962

     *annualized

**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.

The  accompanying  notes are an integral  part of the  financial  statements.

The per share amounts are based on shares outstanding throughout the year.

                             Money Market Portfolio
                                    Six Months
                                       ended                          For years ended
                                   June 30, 1999
                                    (unaudited)   Dec. 31, 1998 Dec. 31, 1997  Dec. 31, 1996  Dec. 31, 1995


   Per Share Data:
   Investment Income              $        0.02  $        0.06  $        0.06  $       0.06        $ 0.06
   Expense                                 0.00           0.01           0.01          0.01          0.01

   Net investment income                   0.02           0.05           0.05          0.05          0.05

   Net gain (loss) on investments             -              -              -             -             -

   Shareholder distributions:
     Net investment income                (0.02)         (0.05)         (0.05)        (0.05)        (0.05)
     Realized gain                            -              -              -             -             -


   Net increase (decrease)                    -              -              -             -             -
   Net asset value at
     beginning of period                   1.00           1.00           1.00          1.00          1.00

   Net asset value at end
      of period                   $        1.00  $        1.00  $        1.00  $       1.00   $      1.00



   Ratio to average net assets:*
     Expense                               0.56%          0.61%         0.66%          0.70%         0.73%
     Net investment income                 4.28%          4.82%         4.83%          4.64%         5.13%

   Total return**                          2.13%          4.86%         4.85%          4.63%         5.09%

   Portfolio turnover rate                    -              -             -              -             -

   Shares outstanding                98,983,852     82,055,253    55,756,942     40,227,475    24,290,006

*annualized

**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.

The accompanying notes are an integral part of the financial statements.

The per share  amounts are based on shares  outstanding throughout the year.

                                                               Bond Portfolio
                                    Six Months
                                       ended                          For years ended
                                   June 30, 1999
                                    (unaudited)   Dec. 31, 1998 Dec. 31, 1997  Dec. 31, 1996  Dec. 31, 1995


   Per Share Data:
   Investment Income              $        0.33  $        0.67  $        0.67  $        0.70  $       0.75
   Expense                                 0.03           0.07           0.07           0.08          0.08

   Net investment income                   0.30           0.60           0.60           0.62          0.67

   Net gain (loss) on investments         (0.48)          0.36           0.25          (0.39)         1.07

   Shareholder distributions:
     Net investment income                    -          (0.60)         (0.59)         (0.63)        (0.66)
     Realized gain                            -          (0.21)         (0.23)         (0.01)        (0.01)


   Net increase (decrease)                (0.18)          0.15           0.03          (0.41)         1.07
   Net asset value at
     beginning of period                  10.83          10.68          10.65          11.06          9.99

   Net asset value at end
     of period                    $       10.65  $       10.83  $       10.68  $       10.65  $      11.06



   Ratio to average net assets:*
     Expense                               0.60%          0.62%          0.67%          0.71%         0.70%
     Net investment income                 5.50%          5.48%          5.53%          5.85%         6.28%

   Total return**                         (1.63%)         8.80%          7.85%          2.23%        17.79%

   Portfolio turnover rate                   51%           132%           107%            62%           55%

   Shares outstanding                 4,828,402      4,624,949      3,252,044      2,648,089      2,298,581

     *annualized

**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.

The accompanying notes are an integral part of the financial statements.


The per share amounts are based on shares outstanding throughout the year.

                                                              Managed Portfolio
                                    Six Months
                                       ended                          For years ended
                                   June 30, 1999
                                    (unaudited)   Dec. 31, 1998 Dec. 31, 1997  Dec. 31, 1996 Dec. 31, 1995


   Per Share Data:
   Investment Income              $        0.29  $        0.61  $        0.58  $        0.53  $       0.54
   Expense                                 0.05           0.10           0.10           0.09          0.08

   Net investment income                   0.24           0.51           0.48           0.44          0.46

   Net gain (loss) on investments          0.60           0.79           2.34           1.01          1.62

   Shareholder distributions:
     Net investment income                    -          (0.51)         (0.48)         (0.44)        (0.46)
     Realized gain                            -          (0.99)         (0.41)         (0.03)        (0.20)


   Net increase (decrease)                 0.84          (0.20)          1.93           0.98          1.42
   Net asset value at
     beginning of period                  15.13          15.33          13.40          12.42         11.00

   Net asset value at end
     of period                    $       15.97  $       15.13  $       15.33  $       13.40       $ 12.42



   Ratio to average net assets:*
     Expense                               0.60%          0.62%          0.67%          0.70%         0.70%
     Net investment income                 3.15%          3.27%          3.27%          3.43%         3.86%

   Total return**                          5.59%          8.30%         20.95%         11.79%        19.13%

   Portfolio turnover rate                   25%            63%            27%            34%           35%

   Shares outstanding                 4,803,253      4,832,940      3,945,223      3,215,189      2,484,037

     *annualized

**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.

The  accompanying  notes are an integral  part of the  financial  statements.

                        FINANCIAL HIGHLIGHTS (continued)

The per share amounts are based on shares outstanding throughout the year.

                                                     Tactical Asset Allocation Portfolio
                                    Six Months                                               July 31, 1995
                                       ended                   For years ended              (commencement)
                                   June 30, 1999                                                  to
                                    (unaudited)   Dec. 31, 1998 Dec. 31, 1997  Dec. 31, 1996 Dec. 31, 1995


   Per Share Data:
   Investment Income              $        0.23  $        0.47  $        0.41  $        0.39  $       0.20
   Expense                                 0.07           0.13           0.13           0.11          0.04

   Net investment income                   0.16           0.34           0.28           0.28          0.16

   Net gain (loss) on investments          0.36           0.58           1.75           1.38          0.49

   Shareholder distributions:
     Net investment income                    -          (0.34)         (0.28)         (0.28)        (0.16)
     Realized gain                            -          (0.09)         (0.96)         (0.17)        (0.05)


   Net increase (decrease)                 0.52           0.49           0.79           1.21          0.44
   Net asset value at
     beginning of period                  12.93          12.44          11.65          10.44         10.00

   Net asset value at end
     of period                    $       13.45  $       12.93  $       12.44  $       11.65       $ 10.44



   Ratio to average net assets:*
     Expense                               0.97%          1.00%          1.00%          1.00%         1.00%
     Expense before expense
      reductions                           0.97%          1.01%          1.30%          1.06%         1.00%
     Net investment income                 2.48%          2.64%          2.24%          2.62%         3.70%

   Total return**                          4.01%          7.20%         15.48%         15.67%         6.49%

   Portfolio turnover rate                   24%            41%            52%            25%            4%

   Shares outstanding                   488,536        500,212        357,897        184,046       109,147

     *annualized
**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.

   The  accompanying  notes are an integral  part of the  financial  statements.

The per share amounts are based on shares outstanding throughout the year.

                                   Aggressive Investor Portfolio Moderate Investor Portfolio
                                 Six Months ended               Six Months ended
                                                 March 31, 1998                March 31, 1998
                                  June 30, 1999  (commencement) June 30, 1999  (commencement)
                                   (unaudited)  to Dec. 31, 1998 (unaudited)  to Dec. 31, 1998


   Per Share Data:
   Investment Income              $        0.13  $        0.18  $        0.17  $        0.25
   Expense                                 0.05           0.09           0.05           0.09

   Net investment income                   0.08           0.09           0.12           0.16

   Net gain on investments                 0.58           0.41           0.30           0.36

   Shareholder distributions:
     Net investment income                   -           (0.09)             -          (0.16)
     Realized gain                           -           (0.04)             -          (0.04)


   Net increase (decrease)                 0.66           0.37           0.42           0.32
   Net asset value at
     beginning of period                  10.37          10.00          10.32          10.00

   Net asset value at end
     of period                    $       11.03  $       10.37  $       10.74  $       10.32



   Ratio to average net assets:*
     Expense                               0.90%          0.95%          0.99%          0.94%
     Expense before expense
      reductions                           1.71%          1.34%          1.70%          1.34%
     Net investment income                 1.51%          0.94%          2.28%          1.62%

   Total return**                          6.37%          4.96%          4.07%          5.09%

   Portfolio turnover rate                   38%            50%            35%            60%

   Shares outstanding                   677,464        644,280        708,759        659,392

     *annualized

**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.

The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.


                                  Conservative Investor Portfolio

                                 Six Months ended March 31, 1998
                                   June 30, 1999  (commencement)
                                    (unaudited)   to Dec. 31, 1998


   Per Share Data:
   Investment Income              $        0.21  $        0.31
   Expense                                 0.05           0.09

   Net investment income                   0.16           0.22

   Net gain (loss) on investments          0.11           0.37

   Shareholder distributions:
     Net investment income                    -          (0.22)
     Realized gain                            -          (0.07)


   Net increase (decrease)                 0.27           0.30
   Net asset value at
     beginning of period                  10.30          10.00

   Net asset value at end
     of period                    $       10.57  $       10.30



   Ratio to average net assets:*
     Expense                               0.89%          0.95%
     Expense before expense
      reductions                           1.75%          1.35%
     Net investment income                 3.16%          2.21%

   Total return**                          2.64%          5.84%

   Portfolio turnover rate                   32%            82%

   Shares outstanding                   620,476        609,958

     *annualized

**Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.

The accompanying notes are an integral part of the financial statements.

American United Life Insurance Company
P.O. Box 368
Indianapolis, Indiana  46206-0368
www.aul.com

P-13959B 6/99